UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period: December 1, 2018 through May 31, 2019

Item 1. Reports to Stockholders.

HORIZON FUNDS	Semi-Annual Report

Horizon Active Asset Allocation Fund
Investor Class	Shares	AAANX
Advisor Class	Shares	HASAX
Institutional Class	Shares	HASIX

Horizon Active Risk Assist® Fund
Investor Class	Shares	ARANX
Advisor Class	Shares	ARAAX
Institutional Class	Shares	ACRIX

Horizon Active Income Fund
Investor Class	Shares	AIMNX
Advisor Class	Shares	AIHAX
Institutional Class	Shares	AIRIX

Horizon Active Dividend Fund
Investor Class	Shares	HNDDX
Advisor Class	Shares	HADUX

Horizon Defined Risk Fund
Investor Class	Shares	HNDRX
Advisor Class	Shares	HADRX

May 31, 2019

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON ACTIVE DIVIDEND FUND, and HORIZON DEFINED RISK FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1-855-754-7932 or by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-855-754-7932 to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

Horizon Funds

Table of Contents
Portfolio Review	1
Portfolio Composition	6
Portfolio of Investments	8
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	54
Financial Highlights	59
Notes to Financial Statements	72
Disclosure of Fund Expenses	90
Approval of the Management Agreements	91
Additional Information	94

Horizon Active Asset Allocation Fund Portfolio Review (Unaudited) May 31, 2019

The chart above assumes an initial gross investment of $10,000 made on January 31, 2012. The Fund’s performance figures are for the periods ended May 31, 2019. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class	-5.73%	4.45%	7.29%
Horizon Active Asset Allocation Fund - Advisor Class	-5.87%	N/A	6.79%
Horizon Active Asset Allocation Fund - Institutional Class	-5.69%	N/A	7.40%
S&P 500 Total Return Index	3.78%	9.66%	12.98%(2)
S&P Global BMI ex-US Index	-7.09%	1.71%	5.07%(2)

(1)	Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund - Investor Class. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Advisor Class are 12.38% and 6.35%, respectively. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Institutional Class are 12.14% and 5.26%, respectively.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist® Fund PORTFOLIO REVIEW (Unaudited) May 31, 2019

The chart above assumes an initial gross investment of $10,000 made on August 28, 2014. The Fund’s performance figures are for the periods ended May 31, 2019. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Active Risk Assist® Fund - Investor Class	-8.60%	1.92%
Horizon Active Risk Assist® Fund - Advisor Class	-8.74%	3.81%
Horizon Active Risk Assist® Fund - Institutional Class	-8.43%	4.72%
Bloomberg Barclays Aggregate Bond Index	6.40%	2.65%(2)
S&P 500 Total Return Index	3.78%	9.13%(2)
S&P Global BMI ex-US Index	-7.09%	1.49%(2)

(1)	Inception date is August 28, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist® Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Advisor Class are 2.86%, 12.38%, and 6.35%, respectively. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Institutional Class are 2.09%, 12.14%, and 5.26%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund PORTFOLIO REVIEW (Unaudited) May 31, 2019

The chart above assumes an initial gross investment of $10,000 made on September 30, 2013. The Fund’s performance figures are for the periods ended May 31, 2019. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class	2.60%	0.29%	0.71%
Horizon Active Income Fund - Advisor Class	2.45%	N/A	0.80%
Horizon Active Income Fund - Institutional Class	2.69%	N/A	0.17%
Bloomberg Barclays Aggregate Bond Index	6.40%	2.70%	3.05%(2)

(1)	Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund - Advisor Class and the Horizon Active Income Fund - Institutional Class are 2.68% and 2.09%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund PORTFOLIO REVIEW (Unaudited) May 31, 2019

The chart above assumes an initial gross investment of $10,000 made on December 28, 2016. The Fund’s performance figures are for the periods ended May 31, 2019. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Active Dividend Fund - Investor Class	-3.10%	7.62%
Horizon Active Dividend Fund - Advisor Class	-3.23%	4.55%
S&P Global 100 Index	2.16%	10.02%(2)

(1)	Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund - Investor Class. The return for the S&P Global 100 Index since the commencement date of the Horizon Active Dividend Fund - Advisor Class is 6.50%.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defined Risk Fund PORTFOLIO REVIEW (Unaudited) May 31, 2019

The chart above assumes an initial gross investment of $10,000 made on December 28, 2017. The Fund’s performance figures are for the periods ended May 31, 2019. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Defined Risk Fund - Investor Class	1.93%	0.84%
Horizon Defined Risk Fund - Advisor Class	1.78%	-0.09%
Bloomberg Barclays US Treasury 1-3 Years Index	3.49%	2.51%(2)
S&P 500 Total Return Index	3.78%	3.72%(2)

(1)	Inception date is December 28, 2017 for Investor Class Shares and February 2, 2018 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defined Risk Fund - Investor Class. The returns for the Bloomberg Barclays US Treasury 1-3 Years Index and the S&P 500 Total Return Index since the commencement date of the Horizon Defined Risk Fund - Advisor Class are 2.92%, and 1.78%, respectively.

The Bloomberg Barclays U S Treasury 1-3 Years Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Funds Portfolio Composition (Unaudited) May 31, 2019

Horizon Active Asset Allocation Fund Portfolio Composition as of May 31, 2019:

% of Net Assets
Investment Companies	93.7%
Common Stocks	5.0%
Purchased Call Options	0.2%
Purchased Put Options	0.6%
Short-Term Investments	0.1%
Investments Purchased With Proceeds From Securities Lending	13.9%
Liabilities in Excess of Other Assets	-13.5%
100.0%

Horizon Active Risk Assist® Fund Portfolio Composition as of May 31, 2019:

% of Net Assets
Investment Companies	84.5%
Common Stocks	13.8%
Purchased Call Options	0.1%
Purchased Put Options	0.6%
Short-Term Investments	1.0%
Investments Purchased With Proceeds From Securities Lending	7.9%
Liabilities in Excess of Other Assets	-7.9%
100.0%

Horizon Active Income Fund Portfolio Composition as of May 31, 2019:

% of Net Assets
Investment Companies	98.8%
Purchased Call Options	0.0%(a)
Purchased Put Options	0.1%
Short-Term Investments	1.1%
Investments Purchased With Proceeds From Securities Lending	21.2%
Liabilities in Excess of Other Assets	-21.2%
100.0%

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) (Continued) May 31, 2019

Horizon Active Dividend Fund Portfolio Composition as of May 31, 2019:

% of Net Assets
Common Stocks	89.1%
Preferred Stocks	0.2%
Purchased Put Options	0.2%
Short-Term Investments	11.1%
Investments Purchased With Proceeds From Securities Lending	0.1%
Other Assets in Excess of Liabilities	-0.7%
100.0%

Horizon Defined Risk Fund Portfolio Composition as of May 31, 2019:

% of Net Assets
Common Stocks	95.8%
Purchased Call Options	0.0%(a)
Purchased Put Options	4.7%
Short-Term Investments	2.2%
Investments Purchased With Proceeds From Securities Lending	0.0%(a)
Other Assets in Excess of Liabilities	-2.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Funds’ holdings.

(a)	Less than 0.1%

Horizon Active Asset Allocation Fund Portfolio of Investments (Unaudited) May 31, 2019

Shares		Value
	INVESTMENT COMPANIES - 93.7%
	Exchange Traded Funds - 93.7%
289,253	Health Care Select Sector SPDR Fund	$25,246,002
288,597	Invesco QQQ Trust Series 1 (f)	50,201,448
918,009	Invesco S&P MidCap Low Volatility ETF	45,542,426
1,694,807	iShares China Large-Cap ETF (f)	68,419,359
1,400,341	iShares Core Dividend Growth ETF	50,314,252
224,621	iShares Edge MSCI USA Momentum Factor ETF	25,200,230
586,234	iShares Edge MSCI USA Quality Factor ETF	50,334,051
123,153	Janus Henderson Small/Mid Cap Growth Alpha ETF (h)	5,120,702
2,744,889	SPDR Portfolio S&P 500 Growth ETF (e)	100,572,733
1,727,744	SPDR Portfolio S&P 500 Value ETF	50,311,905
291,024	X-Trackers Harvest CSI 300 China A-Shares ETF (f)	7,601,547
	TOTAL EXCHANGE TRADED FUNDS (Cost - $490,006,362)	478,864,655

	COMMON STOCKS - 5.0%
	Aerospace/Defense - 0.1%
1,088	Harris Corp.	203,663
649	TransDigm Group, Inc. (a)	286,176
		489,839
	Beverages - 0.0% (b)
1,774	PepsiCo, Inc.	227,072

	Biotechnology - 0.0% (b)
2,206	Incyte Corp. (a)	173,458

	Building Materials - 0.0% (b)
354	Martin Marietta Materials, Inc.	74,517
1,122	Vulcan Materials Co.	140,149
		214,666
	Chemicals - 0.1%
1,481	Air Products & Chemicals, Inc.	301,517
1,464	Linde PLC	264,325
		565,842
	Commercial Services - 0.4%
803	Cintas Corp.	178,129
1,491	Ecolab, Inc.	274,478
558	Equifax, Inc.	67,462
937	FleetCor Technologies, Inc. (a)	241,943
1,501	Global Payments, Inc. (f)	231,214
858	Moody’s Corp.	156,911
2,612	PayPal Holdings, Inc. (a)	286,667
995	S&P Global, Inc.	212,811
1,520	Verisk Analytics, Inc.	212,800
		1,862,415

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
	Cosmetics/Personal Care - 0.1%
4,140	Procter & Gamble Co.	$426,047

	Distribution/Wholesale - 0.1%
3,471	Copart, Inc. (a)	248,107

	Diversified Financial Services - 0.1%
1,158	American Express Co.	132,834
796	MasterCard, Inc.	200,186
3,879	Synchrony Financial	130,451
		463,471
	Electric - 0.3%
2,186	American Electric Power Co., Inc.	188,258
2,215	Entergy Corp.	215,010
2,402	FirstEnergy Corp.	99,059
2,182	Sempra Energy	286,824
5,966	Southern Co.	319,181
1,661	WEC Energy Group, Inc.	133,794
3,560	Xcel Energy, Inc.	204,130
		1,446,256
	Electrical Components & Equipment - 0.0% (b)
1,052	AMETEK, Inc.	86,148

	Electronics - 0.2%
831	Allegion PLC	80,649
3,107	Garmin Ltd.	237,623
1,289	Honeywell International, Inc.	211,796
3,262	Keysight Technologies, Inc. (a)	245,074
355	Mettler-Toledo International, Inc. (a)	256,697
		1,031,839
	Engineering & Construction - 0.0% (b)
1,369	Jacobs Engineering Group, Inc.	103,072

	Environmental Control - 0.1%
2,058	Republic Services, Inc.	174,086
2,794	Waste Management, Inc.	305,524
		479,610
	Food - 0.2%
4,423	General Mills, Inc.	218,673
2,378	Hershey Co.	313,801
6,996	Mondelez International, Inc., Class A	355,747
1,672	Sysco Corp.	115,067
2,113	Tyson Foods, Inc., Class A	160,355
		1,163,643

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
	Healthcare Products - 0.3%
2,143	Abbott Laboratories	$163,146
399	Align Technology, Inc. (a)	113,456
287	Cooper Cos., Inc.	85,466
3,206	Danaher Corp.	423,224
3,714	Dentsply Sirona, Inc.	200,073
1,019	IDEXX Laboratories, Inc. (a)	254,516
752	Thermo Fisher Scientific, Inc.	200,769
		1,440,650
	Healthcare Services - 0.0% (b)
1,551	IQVIA Holdings, Inc. (a)	210,703

	Home Builders - 0.0% (b)
1,848	DR Horton, Inc.	79,020
2,455	PulteGroup, Inc.	76,105
		155,125
	Household Products/Wares - 0.1%
2,378	Church & Dwight Co., Inc.	176,947
728	Kimberly-Clark Corp.	93,104
		270,051
	Insurance - 0.4%
5,487	Aflac, Inc.	281,483
1,848	American International Group, Inc.	94,377
1,398	Aon PLC, Class A	251,738
2,587	Arthur J Gallagher & Co.	217,825
958	Chubb Ltd.	139,935
2,564	Cincinnati Financial Corp.	251,887
739	Everest Re Group Ltd.	183,021
2,176	Hartford Financial Services Group, Inc.	114,588
2,343	Marsh & McLennan Cos., Inc.	223,991
4,009	Progressive Corp.	317,834
1,222	Travelers Cos., Inc.	177,887
		2,254,566
	Internet - 0.2%
1,516	Facebook, Inc. (a)	269,045
761	Netflix, Inc. (a)	261,236
1,428	VeriSign, Inc. (a)	278,431
		808,712
	Lodging - 0.0% (b)
1,788	Hilton Worldwide Holdings, Inc.	159,919

	Machinery - Diversified - 0.0% (b)
622	Roper Technologies, Inc.	213,918

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
	Media - 0.2%
910	Charter Communications, Inc. (a)	$342,888
11,969	Comcast Corp.	490,729
2,818	Walt Disney Co.	372,089
		1,205,706
	Miscellaneous Manufacturing - 0.1%
2,517	Ingersoll-Rand PLC	297,862

	Oil & Gas - 0.1%
5,614	Cabot Oil & Gas Corp.	140,462
2,162	Chevron Corp.	246,144
2,195	Exxon Mobil Corp.	155,340
1,804	Hess Corp.	100,772
		642,718
	Packaging & Containers - 0.1%
4,786	Ball Corp.	293,813
2,065	Sealed Air Corp.	86,523
		380,336
	Pharmaceuticals - 0.1%
1,001	Eli Lilly & Co.	116,056
3,839	Merck & Co., Inc.	304,087
1,954	Zoetis, Inc., Class A	197,452
		617,595
	Pipelines - 0.2%
17,333	Kinder Morgan, Inc.	345,793
3,217	ONEOK, Inc.	204,666
9,417	Williams Cos., Inc.	248,420
		798,879
	Real Estate Investment Trusts - 0.4%
825	Alexandria Real Estate Equities, Inc.	120,788
1,991	American Tower Corp.	415,661
2,026	Crown Castle International Corp.	263,400
553	Equinix, Inc.	268,642
1,027	Equity Residential	78,637
512	Essex Property Trust, Inc.	149,371
792	Mid-America Apartment Communities, Inc.	90,431
1,287	SBA Communications Corp. (a)	278,520
2,459	Welltower, Inc.	199,720
		1,865,170
	Retail - 0.4%
2,035	CarMax, Inc. (a)	159,300
389	Chipotle Mexican Grill, Inc. (a)	256,728
1,558	Darden Restaurants, Inc.	181,227

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares			Value
1,273	Dollar General Corp.		$162,028
1,316	Dollar Tree, Inc. (a)		133,692
1,591	McDonald’s Corp.		315,448
4,632	Starbucks Corp.		352,310
2,890	TJX Cos., Inc.		145,338
1,881	Tractor Supply Co.		189,567
2,521	Yum! Brands, Inc.		258,024
			2,153,662
	Semiconductors - 0.1%
7,468	Advanced Micro Devices, Inc. (a)		204,698
3,689	QUALCOMM, Inc.		246,499
1,279	Xilinx, Inc.		130,854
			582,051
	Software - 0.3%
4,270	Cadence Design Systems, Inc. (a)		271,444
3,118	Cerner Corp.		218,167
702	Intuit, Inc.		171,885
1,218	MSCI, Inc.		267,972
3,014	Paychex, Inc.		258,571
1,712	Synopsys, Inc. (a)		199,345
			1,387,384
	Telecommunications - 0.1%
2,855	Cisco Systems, Inc.		148,545
1,002	Motorola Solutions, Inc.		150,250
2,765	Verizon Communications, Inc.		150,278
			449,073
	Transportation - 0.1%
821	Kansas City Southern		93,003
1,419	Norfolk Southern Corp.		276,904
1,334	Union Pacific Corp.		222,484
			592,391
	Water - 0.1%
2,429	American Water Works Co., Inc.		274,525

	TOTAL COMMON STOCKS (Cost - $26,140,574)		25,742,481

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.8% (c)
	PURCHASED CALL OPTIONS - 0.2%
	Communication Services Select Sector SPDR Fund (a)
4,000	Expiration: June 2019, Exercise Price: $52	$18,836,000	10,000
	Deutsche Bank AG (a)
4,000	Expiration: July 2019, Exercise Price: $12	2,708,000	4,000

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	iPath Series B S&P 500 VIX Short-Term Futures ETN (a)(g)
2,000	Expiration: July 2019, Exercise Price: $36	$6,084,000	$347,000
	iShares China Large-Cap ETF (a)
7,500	Expiration: June 2019, Exercise Price: $42	30,277,500	135,000
2,000	Expiration: July 2019, Exercise Price: $42	8,074,000	100,000
2,000	Expiration: July 2019, Exercise Price: $43	8,074,000	57,000
	iShares MSCI Emerging Markets ETF (a)
6,000	Expiration: June 2019, Exercise Price: $46.50	24,426,000	27,000
10,000	Expiration: June 2019, Exercise Price: $47.50	40,710,000	5,000
6,000	Expiration: September 2019, Exercise Price: $49	24,426,000	21,000
	iShares Russell 2000 ETF (a)
2,500	Expiration: June 2019, Exercise Price: $167	36,465,000	3,750
	S&P 500 Index (a)
1,100	Expiration: June 2019, Exercise Price: $3,100	302,726,600	2,750
	SPDR S&P 500 ETF Trust (a)(g)
2,000	Expiration: June 2019, Exercise Price: $284	55,054,000	197,000
2,000	Expiration: June 2019, Exercise Price: $289	55,054,000	47,000
	SPDR S&P Homebuilders ETF (a)
3,000	Expiration: July 2019, Exercise Price: $41	11,508,000	57,000
	Technology Select Sector SPDR Fund (a)
7,000	Expiration: June 2019, Exercise Price: $80	50,323,000	28,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $5,088,448)		1,041,500

	PURCHASED PUT OPTIONS - 0.6%
	CBOE Volatility Index (a)(g)
3,000	Expiration: June 2019, Exercise Price $16	5,613,000	172,500
	Communication Services Select Sector SPDR Fund (a)(g)
992	Expiration: June 2019, Exercise Price: $44	4,671,328	22,320
	Consumer Discretionary Select Sector SPDR Fund (a)(g)
1,500	Expiration: June 2019, Exercise Price: $106	16,641,000	102,000
	Invesco QQQ Trust Series 1 (a)(g)
3,000	Expiration: July 2019, Exercise Price: $172	52,185,000	1,206,000
	iShares China Large-Cap ETF (a)
3,000	Expiration: June 2019, Exercise Price: $39.50	12,111,000	51,000
3,000	Expiration: June 2019, Exercise Price: $40	12,111,000	88,500
	iShares MSCI Emerging Markets ETF (a)(g)
10,000	Expiration: July 2019, Exercise Price: $38	40,710,000	410,000
	iShares MSCI Mexico ETF (a)
8,000	Expiration: June 2019, Exercise Price: $41.50	34,336,000	248,000
	SPDR S&P 500 ETF Trust (a)(g)
1,500	Expiration: June 2019, Exercise Price: $270	41,290,500	160,500

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	Utilities Select Sector SPDR Fund (a)
4,700	Expiration: July 2019, Exercise Price: $57	$27,377,500	$357,200
	TOTAL PURCHASED PUT OPTIONS (Cost - $3,092,957)		2,818,020

	TOTAL PURCHASED OPTIONS (Cost - $8,181,405)		3,859,520

Shares
	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
428,525	First American Treasury Obligations Fund, Class X, 2.30% (d)		428,525
	TOTAL SHORT-TERM INVESTMENTS (Cost - $428,525)		428,525

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.9%
	Money Market Funds - 13.9%
70,882,042	First American Government Obligations Fund, Class Z, 2.26% (d)		70,882,042
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $70,882,042)		70,882,042

	TOTAL INVESTMENTS - 113.5% (Cost - $595,638,907)		579,777,223
	Liabilities in Excess of Other Assets - (13.5)%		(68,734,021)
	NET ASSETS - 100.0%		$511,043,202

Contracts
	SCHEDULE OF WRITTEN OPTIONS - (0.5)% (c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iPath Series B S&P 500 VIX Short-Term Futures ETN (a)
2,000	Expiration: June 2019, Exercise Price $36	6,084,000	208,000
	SPDR S&P 500 ETF Trust (a)
1,500	Expiration: June 2019, Exercise Price $280	41,290,500	142,500
4,000	Expiration: June 2019, Exercise Price $288	110,108,000	128,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $1,059,892)		478,500

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.4)%
	CBOE Volatility Index (a)
1,000	Expiration: June 2019, Exercise Price $14.50	$1,871,000	$17,500
	Communication Services Select Sector SPDR Fund (a)
1,000	Expiration: June 2019, Exercise Price $43	4,709,000	15,000
	Consumer Discretionary Select Sector SPDR Fund (a)
1,500	Expiration: June 2019, Exercise Price $104	16,641,000	57,000
	Invesco QQQ Trust Series 1 (a)
4,500	Expiration: July 2019, Exercise Price $166	78,277,500	985,500
	iShares MSCI Emerging Markets ETF (a)
10,000	Expiration: June 2019, Exercise Price $38	40,710,000	235,000
	SPDR S&P 500 ETF Trust (a)
1,000	Expiration: July 2019, Exercise Price $270	27,527,000	505,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $1,695,375)		1,815,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $2,755,267)		$2,294,000

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Less than 0.1%.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2019.

(e)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $64,120,000.

(f)	All or a portion of this security is out on loan as of May 31, 2019.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

(h)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2019

Shares		Value
	INVESTMENT COMPANIES - 84.5%
	Exchange Traded Funds - 84.5%
298,289	Invesco QQQ Trust Series 1 (f)	$51,887,372
1,451,161	Invesco S&P SmallCap Low Volatility ETF (f)	66,927,545
2,549,462	iShares China Large-Cap ETF (f)	102,921,781
2,681,009	iShares Core Dividend Growth ETF (f)	96,328,654
267,032	iShares Edge MSCI USA Momentum Factor ETF	29,958,320
691,130	iShares Edge MSCI USA Quality Factor ETF (f)	59,340,422
945,655	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	86,640,911
3,139,728	SPDR Portfolio S&P 500 Growth ETF	115,039,634
1,780,173	SPDR Portfolio S&P 500 Value ETF (e)	51,838,638
290,919	X-Trackers Harvest CSI 300 China A-Shares ETF (f)	7,598,804
121,276	X-Trackers MSCI All China Equity ETF	3,764,031
1,051,629	X-Trackers Russell 1000 Comprehensive Factor ETF (h)	33,504,900
876,246	X-Trackers Russell 1000 US QARP ETF (h)	22,204,073
	TOTAL EXCHANGE TRADED FUNDS (Cost - $746,482,506)	727,955,085

	COMMON STOCKS - 13.8%
	Advertising - 0.1%
31,166	Interpublic Group of Cos., Inc.	661,343
4,517	Omnicom Group, Inc.	349,435
		1,010,778
	Aerospace/Defense - 0.2%
14,202	Arconic, Inc.	311,024
370	General Dynamics Corp.	59,503
2,251	Harris Corp.	421,365
205	Northrop Grumman Corp.	62,166
348	Raytheon Co.	60,726
1,130	TransDigm Group, Inc. (a)	498,274
		1,413,058
	Agriculture - 0.0% (b)
3,234	Archer-Daniels-Midland Co.	123,927

	Airlines - 0.1%
6,804	Alaska Air Group, Inc.	395,993
6,438	American Airlines Group, Inc.	175,307
1,534	Delta Air Lines, Inc.	79,001
1,704	United Continental Holdings, Inc. (a)	132,315
		782,616
	Apparel - 0.2%
11,392	Capri Holdings Ltd. (a)	370,012
30,057	Hanesbrands, Inc.	446,346
129	Kontoor Brands, Inc. (a)	3,776
2,968	PVH Corp.	252,844

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
2,766	Ralph Lauren Corp., Class A	$290,790
15,164	Under Armour, Inc., Class A (a)	345,739
902	VF Corp.	73,856
		1,783,363
	Auto Manufacturers - 0.0% (b)
7,072	Ford Motor Co.	67,325
1,907	PACCAR, Inc.	125,519
		192,844
	Auto Parts & Equipment - 0.1%
2,019	Aptiv PLC	129,297
10,217	BorgWarner, Inc.	362,499
		491,796
	Banks - 0.3%
1,449	Bank of New York Mellon Corp.	61,858
1,700	BB&T Corp.	79,475
827	Capital One Financial Corp.	71,014
5,425	Citizens Financial Group, Inc.	176,746
3,552	Comerica, Inc.	244,449
5,494	Fifth Third Bancorp	145,591
16,598	Huntington Bancshares, Inc.	209,965
10,647	KeyCorp	170,032
838	M&T Bank Corp.	133,745
1,561	Northern Trust Corp.	133,497
14,143	Regions Financial Corp.	195,598
2,047	State Street Corp.	113,097
1,021	SVB Financial Group (a)	205,629
7,580	Zions Bancorp NA	326,471
		2,267,167
	Beverages - 0.1%
394	Constellation Brands, Inc., Class A	69,522
4,243	Molson Coors Brewing Co., Class B	233,280
1,463	Monster Beverage Corp. (a)	90,501
2,382	PepsiCo, Inc.	304,896
		698,199
	Biotechnology - 0.1%
829	Alexion Pharmaceuticals, Inc. (a)	94,241
314	Biogen, Inc. (a)	68,857
222	Illumina, Inc. (a)	68,134
5,330	Incyte Corp. (a)	419,098
300	Regeneron Pharmaceuticals, Inc. (a)	90,516
436	Vertex Pharmaceuticals, Inc. (a)	72,454
		813,300

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
	Building Materials - 0.2%
7,858	Fortune Brands Home & Security, Inc.	$377,656
2,229	Johnson Controls International PLC	85,861
1,546	Martin Marietta Materials, Inc.	325,433
7,545	Masco Corp.	263,471
2,916	Vulcan Materials Co.	364,238
		1,416,659
	Chemicals - 0.4%
2,318	Air Products & Chemicals, Inc.	471,922
5,844	Albemarle Corp.	369,925
2,375	Celanese Corp.	225,459
8,297	CF Industries Holdings, Inc.	333,871
1,507	Dow, Inc.	70,467
1,864	DowDuPont, Inc.	56,889
4,058	Eastman Chemical Co.	263,446
3,953	FMC Corp.	290,348
1,488	International Flavors & Fragrances, Inc.	201,505
2,284	Linde PLC	412,376
1,263	LyondellBasell Industries NV, Class A	93,778
14,824	Mosaic Co.	318,271
1,052	PPG Industries, Inc.	110,092
176	Sherwin-Williams Co.	73,823
		3,292,172
	Commercial Services - 0.9%
412	Automatic Data Processing, Inc.	65,969
1,687	Cintas Corp.	374,227
2,328	Ecolab, Inc.	428,561
2,568	Equifax, Inc.	310,471
2,023	FleetCor Technologies, Inc. (a)	522,359
2,182	Gartner, Inc. (a)	330,137
3,382	Global Payments, Inc.	520,963
19,696	H&R Block, Inc.	517,020
2,492	IHS Markit Ltd. (a)	143,016
1,616	Moody’s Corp.	295,534
15,036	Nielsen Holdings PLC	341,768
3,497	PayPal Holdings, Inc. (a)	383,796
16,489	Quanta Services, Inc.	573,158
8,206	Robert Half International, Inc.	440,334
7,239	Rollins, Inc.	271,969
1,607	S&P Global, Inc.	343,705
2,630	Total System Services, Inc.	324,884
2,367	United Rentals, Inc. (a)	260,607
3,012	Verisk Analytics, Inc.	421,680
28,482	Western Union Co.	552,551
		7,422,709

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
	Computers - 0.2%
2,350	Cognizant Technology Solutions Corp., Class A	$145,536
5,112	DXC Technology Co.	243,024
4,012	Fortinet, Inc. (a)	290,790
15,896	Hewlett Packard Enterprise Co.	218,093
8,512	HP, Inc.	159,004
4,022	NetApp, Inc.	238,102
7,847	Seagate Technology PLC	328,397
7,718	Western Digital Corp.	287,264
		1,910,210
	Cosmetics/Personal Care - 0.1%
5,584	Procter & Gamble Co.	574,649

	Distribution/Wholesale - 0.1%
7,737	Copart, Inc. (a)	553,041
5,196	Fastenal Co.	158,946
12,790	LKQ Corp. (a)	328,063
809	WW Grainger, Inc.	211,707
		1,251,757
	Diversified Financial Services - 0.5%
7,086	Affiliated Managers Group, Inc.	593,949
4,080	Alliance Data Systems Corp.	561,000
1,551	American Express Co.	177,915
1,139	Ameriprise Financial, Inc.	157,444
2,582	CBOE Global Markets, Inc.	280,250
1,573	Discover Financial Services	117,267
5,339	E*TRADE Financial Corp.	239,187
5,410	Franklin Resources, Inc.	172,146
838	Intercontinental Exchange, Inc.	68,892
17,986	Invesco, Ltd.	351,447
28,233	Jefferies Financial Group, Inc.	498,877
1,068	MasterCard, Inc., Class A	268,591
2,236	Nasdaq, Inc.	202,671
3,014	Raymond James Financial, Inc.	248,896
8,952	Synchrony Financial	301,056
1,217	T. Rowe Price Group, Inc.	123,088
		4,362,676
	Electric - 0.7%
17,744	AES Corp.	280,355
5,823	Alliant Energy Corp.	276,360
2,317	Ameren Corp.	169,929
3,803	American Electric Power Co., Inc.	327,514
6,952	CenterPoint Energy, Inc.	197,715
3,498	CMS Energy Corp.	196,273

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,280	Consolidated Edison, Inc.	$110,464
751	Dominion Energy, Inc.	56,460
1,058	DTE Energy Co.	132,747
649	Duke Energy Corp.	55,561
2,670	Edison International	158,518
4,718	Entergy Corp.	457,976
3,759	Evergy, Inc.	218,548
1,865	Eversource Energy	137,712
1,313	Exelon Corp.	63,129
6,513	FirstEnergy Corp.	268,596
290	NextEra Energy, Inc.	57,481
8,603	NRG Energy, Inc.	292,846
3,043	Pinnacle West Capital Corp.	285,768
4,438	PPL Corp.	132,075
1,731	Public Service Enterprise Group, Inc.	101,714
3,601	Sempra Energy	473,351
9,082	Southern Co.	485,887
3,786	WEC Energy Group, Inc.	304,962
6,612	Xcel Energy, Inc.	379,132
		5,621,073
	Electrical Components & Equipment - 0.0% (b)
3,286	AMETEK, Inc.	269,090
1,165	Emerson Electric Co.	70,180
		339,270
	Electronics - 0.5%
1,691	Agilent Technologies, Inc.	113,382
4,453	Allegion PLC	432,164
1,745	Amphenol Corp., Class A	151,815
6,317	Corning, Inc.	182,182
13,207	FLIR Systems, Inc.	638,294
1,388	Fortive Corp.	105,696
6,610	Garmin Ltd.	505,533
1,727	Honeywell International, Inc.	283,763
7,775	Keysight Technologies, Inc. (a)	584,136
719	Mettler-Toledo International, Inc. (a)	519,902
3,419	PerkinElmer, Inc.	295,196
1,681	TE Connectivity Ltd.	141,591
981	Waters Corp. (a)	196,896
		4,150,550
	Engineering & Construction - 0.1%
24,204	Fluor Corp.	670,935
5,640	Jacobs Engineering Group, Inc.	424,635
		1,095,570

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
	Environmental Control - 0.2%
13,033	Pentair PLC	$453,809
4,143	Republic Services, Inc.	350,456
4,400	Waste Management, Inc.	481,140
		1,285,405
	Finance and Insurance - 0.0% (b)
1,843	First Republic Bank	178,808

	Food - 0.4%
7,902	Conagra Brands, Inc.	211,536
7,930	General Mills, Inc.	392,059
4,129	Hershey Co.	544,863
3,698	Hormel Foods Corp.	146,034
1,714	J.M. Smucker Co.	208,354
2,739	Kellogg Co.	143,962
2,446	Kraft Heinz Co.	67,632
4,700	Lamb Weston Holdings, Inc.	278,475
9,394	Mondelez International, Inc., Class A	477,685
3,355	Sysco Corp.	230,891
4,162	Tyson Foods, Inc., Class A	315,854
		3,017,345
	Forest Products & Paper - 0.0% (b)
3,807	International Paper Co.	157,876

	Gas - 0.1%
2,547	Atmos Energy Corp.	259,284
10,481	NiSource, Inc.	291,896
		551,180
	Hand/Machine Tools - 0.1%
2,068	Snap-on, Inc.	322,442
1,071	Stanley Black & Decker, Inc.	136,253
		458,695
	Healthcare Products - 0.5%
2,872	Abbott Laboratories	218,645
1,056	ABIOMED, Inc. (a)	276,588
913	Align Technology, Inc. (a)	259,612
1,066	Baxter International, Inc.	78,287
1,138	Cooper Cos., Inc.	338,885
4,300	Danaher Corp.	567,643
9,409	Dentsply Sirona, Inc.	506,863
462	Edwards Lifesciences Corp. (a)	78,864
4,530	Henry Schein, Inc. (a)	292,004
5,240	Hologic, Inc. (a)	230,612
1,966	IDEXX Laboratories, Inc. (a)	491,048

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,735	ResMed, Inc.	$197,998
754	Teleflex, Inc.	217,378
1,007	Thermo Fisher Scientific, Inc.	268,849
1,959	Varian Medical Systems, Inc. (a)	247,343
1,054	Zimmer Biomet Holdings, Inc.	120,082
		4,390,701
	Healthcare Services - 0.2%
2,528	Centene Corp. (a)	145,992
7,018	DaVita, Inc. (a)	304,722
602	HCA Healthcare, Inc.	72,818
403	Humana, Inc.	98,679
2,957	IQVIA Holdings, Inc. (a)	401,708
1,168	Laboratory Corp. of America Holdings (a)	189,928
2,417	Quest Diagnostics, Inc.	231,814
2,303	Universal Health Services, Inc., Class B	275,324
		1,720,985
	Home Builders - 0.1%
6,694	DR Horton, Inc.	286,235
3,478	Lennar Corp., Class A	172,718
14,110	PulteGroup, Inc.	437,410
		896,363
	Home Furnishings - 0.1%
15,729	Leggett & Platt, Inc.	558,537
2,735	Whirlpool Corp.	314,197
		872,734
	Household Products/Wares - 0.1%
3,331	Avery Dennison Corp.	346,624
5,553	Church & Dwight Co., Inc.	413,199
1,113	Clorox Co.	165,625
1,537	Kimberly-Clark Corp.	196,567
		1,122,015
	Housewares - 0.0% (b)
29,954	Newell Brands, Inc. (f)	401,983

	Insurance - 0.7%
8,950	Aflac, Inc.	459,135
1,025	Allstate Corp.	97,898
3,837	American International Group, Inc.	195,956
2,285	Aon PLC, Class A	411,460
5,920	Arthur J Gallagher & Co.	498,464
5,488	Assurant, Inc.	548,580
1,287	Chubb Ltd.	187,992
5,510	Cincinnati Financial Corp.	541,302

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
2,236	Everest Re Group Ltd.	$553,768
6,021	Hartford Financial Services Group, Inc.	317,066
3,728	Lincoln National Corp.	221,630
3,919	Loews Corp.	201,280
3,814	Marsh & McLennan Cos., Inc.	364,618
1,449	MetLife, Inc.	66,958
3,607	Principal Financial Group, Inc.	186,013
6,354	Progressive Corp.	503,745
775	Prudential Financial, Inc.	71,595
3,682	Torchmark Corp.	314,848
2,213	Travelers Cos., Inc.	322,146
11,654	Unum Group	366,984
		6,431,438
	Internet - 0.4%
2,502	eBay, Inc.	89,897
1,419	Expedia Group, Inc.	163,185
3,610	F5 Networks, Inc. (a)	476,809
2,029	Facebook, Inc., Class A (a)	360,087
1,016	Netflix, Inc. (a)	348,772
20,330	TripAdvisor, Inc. (a)	859,349
5,706	Twitter, Inc. (a)	207,927
2,946	VeriSign, Inc. (a)	574,411
		3,080,437
	Iron/Steel - 0.0% (b)
3,266	Nucor Corp.	156,768

	Leisure Time - 0.1%
1,489	Carnival Corp.	76,222
15,124	Harley-Davidson, Inc.	494,857
4,267	Norwegian Cruise Line Holdings Ltd. (a)	233,448
916	Royal Caribbean Cruises Ltd.	111,532
		916,059
	Lodging - 0.1%
3,629	Hilton Worldwide Holdings, Inc.	324,578
527	Marriott International, Inc., Class A	65,791
8,468	MGM Resorts International	210,176
1,732	Wynn Resorts Ltd.	185,895
		786,440
	Machinery - Diversified - 0.2%
755	Cummins, Inc.	113,824
428	Deere & Co.	59,992
2,339	Dover Corp.	209,130
9,864	Flowserve Corp.	458,183
981	Rockwell Automation, Inc.	146,022

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,073	Roper Technologies, Inc.	$369,026
3,255	Wabtec Corp.	203,047
2,936	Xylem, Inc.	217,910
		1,777,134
	Media - 0.4%
1,420	Charter Communications, Inc. (a)	535,056
16,042	Comcast Corp., Class A	657,722
15,547	Discovery, Inc., Class A (a)	423,811
10,943	DISH Network Corp., Class A (a)	395,152
6,961	Fox Corp., Class B	241,616
76,888	News Corp., Class B	895,745
3,784	Walt Disney Co.	499,640
		3,648,742
	Mining - 0.0% (b)
17,440	Freeport-McMoRan, Inc.	169,343
4,093	Newmont Goldcorp Corp.	135,437
		304,780
	Miscellaneous Manufacturing - 0.2%
7,705	AO Smith Corp.	312,053
1,149	Eaton Corp PLC	85,589
422	Illinois Tool Works, Inc.	58,928
4,234	Ingersoll-Rand PLC	501,052
842	Parker-Hannifin Corp.	128,253
5,267	Textron, Inc.	238,595
		1,324,470
	Office/Business Equipment - 0.1%
20,152	Xerox Corp.	616,853

	Oil & Gas - 0.5%
8,602	Apache Corp.	224,254
18,263	Cabot Oil & Gas Corp.	456,940
2,885	Chevron Corp.	328,457
6,771	Cimarex Energy Co.	387,234
1,234	Concho Resources, Inc.	120,944
7,870	Devon Energy Corp.	198,009
1,615	Diamondback Energy, Inc.	158,367
597	EOG Resources, Inc.	48,882
2,935	Exxon Mobil Corp.	207,710
8,398	Helmerich & Payne, Inc.	410,746
4,922	Hess Corp.	274,943
9,670	HollyFrontier Corp.	367,267
16,125	Marathon Oil Corp.	212,044
1,736	Marathon Petroleum Corp.	79,839
11,287	Noble Energy, Inc.	241,542

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,390	Occidental Petroleum Corp.	$69,180
915	Phillips 66	73,932
818	Pioneer Natural Resources Co.	116,123
1,082	Valero Energy Corp.	76,173
		4,052,586
	Oil & Gas Services - 0.1%
12,198	Baker Hughes & GE Co., Class A	261,159
5,543	Halliburton Co.	118,010
13,326	National Oilwell Varco, Inc.	277,847
1,448	Schlumberger Ltd.	50,231
13,477	TechnipFMC PLC	280,322
		987,569
	Packaging & Containers - 0.2%
8,638	Ball Corp.	530,287
3,450	Packaging Corp of America	307,326
13,618	Sealed Air Corp.	570,594
8,875	Westrock Co.	289,325
		1,697,532
	Pharmaceuticals - 0.3%
503	Allergan PLC	61,321
4,657	Cardinal Health, Inc.	195,920
1,346	Eli Lilly & Co.	156,055
986	McKesson Corp.	120,430
5,147	Merck & Co., Inc.	407,694
13,516	Mylan NV (a)	227,069
15,641	Nektar Therapeutics (a)	489,876
8,914	Perrigo Co. PLC	374,566
3,247	Zoetis, Inc., Class A	328,109
		2,361,040
	Pipelines - 0.2%
26,660	Kinder Morgan, Inc.	531,867
5,981	ONEOK, Inc.	380,511
15,964	Williams Cos., Inc.	421,131
		1,333,509
	Real Estate - 0.0% (b)
3,989	CBRE Group, Inc., Class A (a)	182,297

	Real Estate Investment Trusts - 1.0%
2,452	Alexandria Real Estate Equities, Inc.	358,997
2,676	American Tower Corp.	558,669
8,434	Apartment Investment & Management Co., Class A	421,278
556	AvalonBay Communities, Inc.	112,874
1,158	Boston Properties, Inc.	151,501

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
3,199	Crown Castle International Corp.	$415,902
1,090	Digital Realty Trust, Inc.	128,315
9,288	Duke Realty Corp.	279,476
903	Equinix, Inc.	438,668
2,838	Equity Residential	217,306
1,280	Essex Property Trust, Inc.	373,427
2,146	Extra Space Storage, Inc.	229,965
2,502	Federal Realty Investment Trust	327,087
6,937	HCP, Inc.	219,972
11,497	Host Hotels & Resorts, Inc.	208,211
10,913	Iron Mountain, Inc.	334,483
22,091	Kimco Realty Corp.	384,383
12,697	Macerich Co.	461,282
3,268	Mid-America Apartment Communities, Inc.	373,140
869	Prologis, Inc.	64,019
347	Public Storage	82,544
2,108	Realty Income Corp.	147,729
4,294	Regency Centers Corp.	283,232
2,363	SBA Communications Corp. (a)	511,377
328	Simon Property Group, Inc.	53,166
5,178	SL Green Realty Corp.	445,308
5,605	UDR, Inc.	250,992
2,187	Ventas, Inc.	140,624
3,685	Vornado Realty Trust	244,058
4,572	Welltower, Inc.	371,338
6,478	Weyerhaeuser Co.	147,698
		8,737,021

	Retail - 0.9%
1,688	Advance Auto Parts, Inc.	261,640
120	AutoZone, Inc. (a)	123,253
2,322	Best Buy Co., Inc.	145,520
5,670	CarMax, Inc. (a)	443,848
738	Chipotle Mexican Grill, Inc. (a)	487,058
3,735	Darden Restaurants, Inc.	434,455
2,505	Dollar General Corp.	318,836
2,974	Dollar Tree, Inc. (a)	302,129
8,229	Foot Locker, Inc.	323,811
14,481	Gap, Inc.	270,505
2,134	Genuine Parts Co.	211,053
4,237	Kohl’s Corp.	208,969
20,143	L Brands, Inc.	452,412
20,096	Macy’s, Inc.	413,375
2,141	McDonald’s Corp.	424,496

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
13,027	Nordstrom, Inc.	$407,745
296	O’Reilly Automotive, Inc. (a)	109,925
879	Ross Stores, Inc.	81,738
6,222	Starbucks Corp.	473,245
10,507	Tapestry, Inc.	300,080
1,100	Target Corp.	88,495
2,397	Tiffany & Co.	213,597
3,875	TJX Cos., Inc.	194,874
4,934	Tractor Supply Co.	497,248
445	Ulta Beauty, Inc. (a)	148,354
1,224	Walgreens Boots Alliance, Inc.	60,392
4,334	Yum! Brands, Inc.	443,585
		7,840,638
	Savings & Loans - 0.1%
27,751	People’s United Financial, Inc.	426,533

	Semiconductors - 0.4%
15,466	Advanced Micro Devices, Inc. (a)	423,923
1,062	Analog Devices, Inc.	102,610
2,956	Applied Materials, Inc.	114,368
3,862	IPG Photonics Corp. (a)	483,407
2,279	KLA-Tencor Corp.	234,897
807	Lam Research Corp.	140,910
5,482	Maxim Integrated Products, Inc.	288,298
2,591	Microchip Technology, Inc.	207,358
2,825	Micron Technology, Inc. (a)	92,123
6,889	Qorvo, Inc. (a)	421,469
4,911	QUALCOMM, Inc.	328,153
4,130	Skyworks Solutions, Inc.	275,182
3,080	Xilinx, Inc.	315,115
		3,427,813
	Shipbuilding - 0.0% (b)
1,761	Huntington Ingalls Industries, Inc.	361,216

	Software - 0.7%
3,996	Activision Blizzard, Inc.	173,307
4,833	Akamai Technologies, Inc. (a)	364,215
1,530	ANSYS, Inc. (a)	274,635
710	Autodesk, Inc. (a)	114,246
2,781	Broadridge Financial Solutions, Inc.	347,263
9,191	Cadence Design Systems, Inc. (a)	584,272
6,240	Cerner Corp.	436,613
3,729	Citrix Systems, Inc.	350,974
2,381	Electronic Arts, Inc. (a)	221,623

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,042	Fidelity National Information Services, Inc.	$125,353
1,626	Fiserv, Inc. (a)	139,608
1,240	Intuit, Inc.	303,614
3,267	Jack Henry & Associates, Inc.	428,696
2,374	MSCI, Inc.	522,304
5,813	Paychex, Inc.	498,697
4,459	Synopsys, Inc. (a)	519,206
5,216	Take-Two Interactive Software, Inc. (a)	564,110
		5,968,736
	Telecommunications - 0.2%
914	Arista Networks, Inc. (a)	223,555
48,294	CenturyLink, Inc.	504,672
3,826	Cisco Systems, Inc.	199,067
19,663	Juniper Networks, Inc.	483,906
2,648	Motorola Solutions, Inc.	397,068
3,689	Verizon Communications, Inc.	200,497
		2,008,765
	Textiles - 0.0% (b)
2,278	Mohawk Industries, Inc. (a)	308,783

	Toys/Games/Hobbies - 0.1%
2,412	Hasbro, Inc.	229,477
66,488	Mattel, Inc. (a) (f)	654,907
		884,384
	Transportation - 0.2%
3,444	CH Robinson Worldwide, Inc.	274,246
3,394	Expeditors International of Washington, Inc.	236,189
390	FedEx Corp.	60,169
3,179	JB Hunt Transport Services, Inc.	270,660
3,284	Kansas City Southern	372,012
2,187	Norfolk Southern Corp.	426,771
1,789	Union Pacific Corp.	298,369
		1,938,416
	Water - 0.1%
4,698	American Water Works Co., Inc.	530,968

	TOTAL COMMON STOCKS (Cost - $121,375,869)	118,159,360

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 0.7% (c)
	PURCHASED CALL OPTIONS - 0.1%
	Deutsche Bank AG (a)
6,000	Expiration: July 2019, Exercise Price: $12	$4,062,000	$6,000
	iPath Series B S&P 500 VIX Short-Term Futures ETN (a)(g)
3,000	Expiration: July 2019, Exercise Price: $36	9,126,000	520,500
	iShares China Large-Cap ETF (a)
10,000	Expiration: June 2019, Exercise Price: $42	40,370,000	180,000
3,000	Expiration: July 2019, Exercise Price: $42	12,111,000	150,000
3,000	Expiration: July 2019, Exercise Price: $43	12,111,000	85,500
	iShares MSCI Emerging Markets ETF (a)
9,000	Expiration: June 2019, Exercise Price: $46.50	36,639,000	40,500
9,000	Expiration: September 2019, Exercise Price: $49	36,639,000	31,500
	S&P 500 Index (a)
400	Expiration: May 2019, Exercise Price: $2,775	110,082,400	2,000
2,000	Expiration: June 2019, Exercise Price: $3,100	550,412,000	5,000
	SPDR S&P 500 ETF Trust (a)
2,500	Expiration: June 2019, Exercise Price: $294	68,817,500	13,750
	SPDR S&P Homebuilders ETF (a)
5,000	Expiration: July 2019, Exercise Price: $41	19,180,000	95,000
	Technology Select Sector SPDR Fund (a)
1,500	Expiration: June 2019, Exercise Price: $75	10,783,500	47,250
	VanEck Vectors Semiconductor ETF (a)
5,000	Expiration: June 2019, Exercise Price: $105	49,115,000	47,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $3,847,975)		1,224,500

	PURCHASED PUT OPTIONS - 0.6%
	CBOE Volatility Index (a)
1,000	Expiration: June 2019, Exercise Price $14.50	1,871,000	17,500
4,500	Expiration: June 2019, Exercise Price $16	8,419,500	258,750
	Consumer Discretionary Select Sector SPDR Fund (a)(g)
2,500	Expiration: June 2019, Exercise Price: $106	27,735,000	170,000
	iShares China Large-Cap ETF (a)
6,000	Expiration: June 2019, Exercise Price: $39.50	24,222,000	102,000
6,000	Expiration: June 2019, Exercise Price: $40	24,222,000	177,000
	iShares MSCI Emerging Markets ETF (a)(g)
15,000	Expiration: July 2019, Exercise Price: $38	61,065,000	615,000
	iShares MSCI Mexico ETF (a)
12,000	Expiration: June 2019, Exercise Price: $41.50	51,504,000	372,000
	S&P 500 Index (a)(g)
450	Expiration: June 2019, Exercise Price: $2,725	123,842,700	922,950
150	Expiration: June 2019, Exercise Price: $2,775	41,280,900	605,250
300	Expiration: June 2019, Exercise Price: $2,800	82,561,800	1,462,500

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	Utilities Select Sector SPDR Fund (a)(g)
7,000	Expiration: July 2019, Exercise Price: $57	$40,775,000	$532,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $4,583,340)		5,234,950

	TOTAL PURCHASED OPTIONS (Cost - $8,431,315)		6,459,450

Shares
	SHORT-TERM INVESTMENTS - 1.0%
	Money Market Funds - 1.0%
8,882,421	First American Treasury Obligations Fund, Class X, 2.30% (d)		8,882,421
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,882,421)		8,882,421

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.9%
	Money Market Funds - 7.9%
68,335,862	First American Government Obligations Fund, Class Z, 2.26% (d)		68,335,862
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $68,335,862)		68,335,862

	TOTAL INVESTMENTS - 107.9% (Cost - $953,507,973)		929,792,178
	Liabilities in Excess of Other Assets - (7.9)%		(67,947,693)
	NET ASSETS - 100.0%		$861,844,485

Contracts
	SCHEDULE OF WRITTEN OPTIONS - (0.2)% (c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	Invesco QQQ Trust Series 1 (a)
1,500	Expiration: June 2019, Exercise Price $180	26,092,500	181,500
	iPath Series B S&P 500 VIX Short-Term Futures ETN (a)
3,000	Expiration: June 2019, Exercise Price $36	9,126,000	312,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $398,802)		493,500

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)%
	Consumer Discretionary Select Sector SPDR Fund (a)
2,500	Expiration: June 2019, Exercise Price $104	27,735,000	95,000
	iShares MSCI Emerging Markets ETF (a)
15,000	Expiration: June 2019, Exercise Price $38	61,065,000	352,500
	S&P 500 Index (a)
600	Expiration: June 2019, Exercise Price $2,650	165,123,600	231,000
250	Expiration: June 2019, Exercise Price $2,700	68,801,500	45,000

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	Utilities Select Sector SPDR Fund (a)
7,000	Expiration: July 2019, Exercise Price $55	$40,775,000	$203,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $1,179,131)		926,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,577,933)		$1,420,000

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Less than 0.1%.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2019.

(e)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $34,361,600.

(f)	All or a portion of this security is out on loan as of May 31, 2019.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

(h)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2019

Shares			Value
	INVESTMENT COMPANIES - 98.8%
	Exchange Traded Funds - 98.8%
109,164	iShares 3-7 Year Treasury Bond ETF		$13,634,584
503,474	iShares 7-10 Year Treasury Bond ETF (f)		54,833,353
138,696	Janus Henderson Mortgage-Backed Securities ETF (h)		7,165,729
1,225,301	SPDR Doubleline Total Return Tactical ETF (e) (f)		59,647,653
1,381,044	SPDR Portfolio Intermediate Term Corporate Bond ETF		47,604,587
1,022,603	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (f) (h)		51,590,321
145,279	X-Trackers Short Duration High Yield Bond ETF (h)		7,064,191
547,146	X-Trackers USD High Yield Corporate Bond ETF		26,788,267
	TOTAL EXCHANGE TRADED FUNDS (Cost - $262,210,342)		268,328,685

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1% (c)
	PURCHASED CALL OPTIONS - 0.0% (b)
	iShares iBoxx High Yield Corporate Bond ETF (a)
4,000	Expiration: June 2019, Exercise Price: $87	$33,960,000	10,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $126,170)		10,000

	PURCHASED PUT OPTIONS - 0.1%
	iShares 20+ Year Treasury Bond ETF (a)
2,000	Expiration: June 2019, Exercise Price: $127	26,366,000	37,000
	iShares iBoxx High Yield Corporate Bond ETF (a)(g)
6,000	Expiration: July 2019, Exercise Price: $80	50,940,000	174,000
	iShares JP Morgan USD Emerging Markets Bond ETF (a)(g)
2,000	Expiration: June 2019, Exercise Price: $109	21,978,000	70,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $445,433)		281,000

	TOTAL PURCHASED OPTIONS (Cost - $571,603)		291,000

Shares
	SHORT-TERM INVESTMENTS - 1.1%
	Money Market Funds - 1.1%
2,882,265	First American Treasury Obligations Fund, Class X, 2.30% (d)		2,882,265

Principal Amount
	US TREASURY BILL - 0.0% (b)
$100,000	2.293%, 6/4/2019 (a) (i)		99,981

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,982,246)		2,982,246

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares			Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.2%
	Money Market Funds - 21.2%
57,530,682	First American Government Obligations Fund, Class Z, 2.26% (d)		$57,530,682
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $57,530,682)		57,530,682

	TOTAL INVESTMENTS - 121.2% (Cost - $323,294,873)		329,132,613
	Liabilities in Excess of Other Assets - (21.2)%		(57,516,196)
	NET ASSETS - 100.0%		$271,616,417

Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% (c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iShares 20+ Year Treasury Bond ETF (a)
1,000	Expiration: June 2019, Exercise Price $131	$13,183,000	$188,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $82,444)		188,000

	SCHEDULE OF WRITTEN PUT OPTIONS - 0.0% (b)
	iShares iBoxx High Yield Corporate Bond ETF (a)
6,000	Expiration: July 2019, Exercise Price $79	50,940,000	102,000
	iShares JP Morgan USD Emerging Markets Bond ETF (a)
2,000	Expiration: June 2019, Exercise Price $107	21,978,000	10,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $175,657)		112,000

	TOTAL WRITTEN OPTIONS (Premiums Received - $258,101)		$300,000

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Less than 0.1%.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; rate reflects seven-day yield on May 31, 2019.

(e)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $34,076,000.

(f)	All or a portion of this security is out on loan as of May 31, 2019.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

(h)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

(i)	Zero coupon bond. The effective yield is listed.

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2019

Shares		Value
	COMMON STOCKS - 89.1%
	Advertising - 5.7%
42,956	Omnicom Group, Inc.	$3,323,076
53,944	WPP PLC	3,209,129
		6,532,205
	Auto Manufacturers - 3.0%
29,545	Toyota Motor Corp.	3,473,901

	Banks - 13.8%
48,325	Comerica, Inc.	3,325,726
58,939	First Horizon National Corp.	790,372
32,050	JPMorgan Chase & Co.	3,396,018
210,266	KeyCorp	3,357,948
24,425	Synovus Financial Corp.	780,623
49,314	Umpqua Holdings Corp.	787,545
76,155	Wells Fargo & Co.	3,378,997
		15,817,229
	Biotechnology - 6.0%
21,566	Amgen, Inc.	3,595,052
53,287	Gilead Sciences, Inc.	3,317,116
		6,912,168
	Chemicals - 1.9%
46,499	Dow, Inc.	2,174,293

	Computers - 2.7%
24,518	International Business Machines Corp.	3,113,541

	Cosmetics/Personal Care - 2.9%
54,126	Unilever PLC	3,296,815

	Healthcare Products - 2.9%
35,649	Medtronic PLC	3,300,384

	Household Products - 2.8%
199,265	Reckitt Benckiser Group PLC	3,216,137

	Insurance - 6.4%
263,273	Aviva PLC	2,714,344
69,971	AXA SA	1,717,788
61,508	MetLife, Inc.	2,842,285
		7,274,417
	Mining - 1.8%
35,413	Rio Tinto PLC	2,051,475

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
	Miscellaneous Manufacturing - 2.6%
52,918	Siemens AG	$3,003,626

	Oil & Gas - 7.0%
36,451	Phillips 66	2,945,241
44,210	Royal Dutch Shell PLC	2,779,040
76,027	Suncor Energy, Inc.	2,341,632
		8,065,913
	Packaging & Containers - 2.1%
71,880	Westrock Co.	2,343,288

	Pharmaceuticals - 8.2%
86,984	GlaxoSmithKline PLC	3,361,062
25,035	Johnson & Johnson	3,283,340
69,040	Sanofi	2,791,287
		9,435,689
	Retail - 8.3%
34,326	Kohl’s Corp.	1,692,958
102,114	Macy’s, Inc.	2,100,485
89,777	Tapestry, Inc.	2,564,031
63,758	Walgreens Boots Alliance, Inc.	3,145,820
		9,503,294
	Semiconductors - 5.0%
65,183	Intel Corp.	2,870,660
42,178	Skyworks Solutions, Inc.	2,810,320
		5,680,980
	Telecommunications - 3.5%
138,081	Deutsche Telekom AG	2,326,665
75,439	NTT DoCoMo, Inc. (a)	1,734,343
		4,061,008
	Transportation - 2.5%
96,184	Deutsche Post AG	2,825,886

	TOTAL COMMON STOCKS (Cost - $106,567,762)	102,082,249

	PREFERRED STOCKS - 0.2%
	Real Estate Investment Trusts - 0.2%
25,673	CBL & Associates Properties, Inc., Series E, 6.63% (d)	211,032
	TOTAL PREFERRED STOCKS (Cost - $226,072)	211,032

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 0.2% (b)
	PURCHASED PUT OPTIONS - 0.2%
	S&P 500 Index (a)(e)
45	Expiration: June 2019, Exercise Price: $2,800	$12,384,270	$256,275
	TOTAL PURCHASED PUT OPTIONS (Cost - $118,419)		256,275

	TOTAL PURCHASED OPTIONS (Cost - $118,419)		256,275

Shares
	SHORT-TERM INVESTMENTS - 11.1%
	Money Market Funds - 11.1%
12,725,525	First American Treasury Obligations Fund, Class X, 2.30% (c)		12,725,525
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,725,525)		12,725,525

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
	Money Market Funds - 0.1%
68,000	First American Government Obligations Fund, Class Z, 2.26% (c)		68,000
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $68,000)		68,000

	TOTAL INVESTMENTS - 100.7% (Cost - $119,705,778)		115,343,081
	Liabilities in Excess of Other Assets - (0.7)%		(816,920)
	NET ASSETS - 100.0%		$114,526,161

Contracts
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% (b)
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)%
	S&P 500 Index (a)
45	Expiration: June 2019, Exercise Price $2,725	12,384,270	81,450
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $53,931)		81,450

	TOTAL WRITTEN OPTIONS (Premiums Received - $53,931)		$81,450

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Each Option is exercisable into 100 shares of the underlying security.

(c)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2019.

(d)	All or a portion of this security is out on loan as of May 31, 2019.

(e)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2019

Shares		Value
	COMMON STOCKS - 95.8%
	Aerospace/Defense - 2.5%
2,119	Boeing Co. (e)	$723,872
1,098	General Dynamics Corp.	176,580
430	Harris Corp.	80,492
1,049	Lockheed Martin Corp.	355,128
636	Northrop Grumman Corp.	192,867
1,049	Raytheon Co.	183,051
177	TransDigm Group, Inc. (a)	78,048
3,856	United Technologies Corp. (e)	487,013
		2,277,051
	Agriculture - 1.0%
7,066	Altria Group, Inc.	346,658
2,090	Archer-Daniels-Midland Co.	80,089
5,863	Philip Morris International, Inc. (e)	452,213
		878,960
	Airlines - 0.4%
1,710	American Airlines Group, Inc.	46,563
2,572	Delta Air Lines, Inc.	132,458
2,090	Southwest Airlines Co.	99,484
1,007	United Continental Holdings, Inc. (a)	78,194
		356,699
	Apparel - 0.7%
212	Kontoor Brands, Inc. (a)	6,199
5,965	Nike, Inc., Class B (e)	460,140
1,481	VF Corp.	121,264
		587,603
	Auto Manufacturers - 0.5%
14,974	Ford Motor Co.	142,552
5,300	General Motors Co.	176,702
1,302	PACCAR, Inc.	85,698
		404,952
	Auto Parts & Equipment - 0.1%
982	Aptiv PLC	62,887

	Banks - 6.2%
36,799	Bank of America Corp. (e)	978,853
3,706	Bank of New York Mellon Corp.	158,209
2,867	BB&T Corp.	134,032
1,767	Capital One Financial Corp.	151,732
9,145	Citigroup, Inc. (e)	568,362
1,762	Citizens Financial Group, Inc.	57,406
590	Comerica, Inc.	40,604
2,462	Fifth Third Bancorp	65,243

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,432	Goldman Sachs Group, Inc.	$261,326
3,972	Huntington Bancshares, Inc.	50,246
12,472	JPMorgan Chase & Co. (e)	1,321,533
3,858	KeyCorp	61,612
501	M&T Bank Corp.	79,960
6,442	Morgan Stanley	262,125
815	Northern Trust Corp.	69,699
1,710	PNC Financial Services Group, Inc.	217,615
4,121	Regions Financial Corp.	56,993
1,422	State Street Corp.	78,565
1,671	SunTrust Banks, Inc.	100,277
17,674	Wells Fargo & Co. (e)	784,195
		5,498,587
	Beverages - 1.9%
16,047	Coca-Cola Co. (e)	788,389
695	Constellation Brands, Inc., Class A	122,633
2,064	Monster Beverage Corp. (a)	127,679
5,322	PepsiCo, Inc. (e)	681,216
		1,719,917
	Biotechnology - 1.8%
821	Alexion Pharmaceuticals, Inc. (a)	93,331
2,382	Amgen, Inc. (e)	397,079
737	Biogen, Inc. (a)	161,617
2,610	Celgene Corp. (a)	244,792
4,862	Gilead Sciences, Inc.	302,660
531	Illumina, Inc. (a)	162,969
386	Regeneron Pharmaceuticals, Inc. (a)	116,464
952	Vertex Pharmaceuticals, Inc. (a)	158,203
		1,637,115
	Building Materials - 0.3%
3,470	Johnson Controls International PLC	133,664
215	Martin Marietta Materials, Inc.	45,258
476	Vulcan Materials Co.	59,457
		238,379
	Chemicals - 1.7%
816	Air Products & Chemicals, Inc.	166,130
391	Albemarle Corp.	24,750
852	CF Industries Holdings, Inc.	34,285
2,818	Dow, Inc. (e)	131,770
8,598	DowDuPont, Inc. (e)	262,411
501	Eastman Chemical Co.	32,525
492	FMC Corp.	36,137
386	International Flavors & Fragrances, Inc.	52,272
2,062	Linde PLC	372,294

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,432	LyondellBasell Industries NV, Class A	$106,326
1,424	Mosaic Co.	30,573
883	PPG Industries, Inc.	92,406
336	Sherwin-Williams Co.	140,935
		1,482,814
	Commercial Services - 2.1%
1,633	Automatic Data Processing, Inc.	261,476
386	Cintas Corp.	85,626
1,072	Ecolab, Inc.	197,344
432	Equifax, Inc.	52,229
316	FleetCor Technologies, Inc. (a)	81,594
583	Global Payments, Inc. (f)	89,805
1,457	IHS Markit Ltd. (a)	83,617
695	Moody’s Corp.	127,102
4,405	PayPal Holdings, Inc. (a)	483,449
1,216	Rollins, Inc.	45,685
929	S&P Global, Inc.	198,695
666	Total System Services, Inc.	82,271
605	Verisk Analytics, Inc.	84,700
		1,873,593
	Computers - 4.9%
2,382	Accenture PLC, Class A	424,163
17,778	Apple, Inc. (e)	3,112,395
2,167	Cognizant Technology Solutions Corp., Class A	134,202
1,040	DXC Technology Co.	49,442
5,553	Hewlett Packard Enterprise Co.	76,187
5,933	HP, Inc.	110,828
3,407	International Business Machines Corp. (e)	432,655
965	NetApp, Inc.	57,128
		4,397,000
	Cosmetics/Personal Care - 1.6%
3,252	Colgate-Palmolive Co.	226,404
1,362	Estee Lauder Cos., Inc., Class A	219,323
9,361	Procter & Gamble Co. (e)	963,341
		1,409,068
	Distribution/Wholesale - 0.2%
865	Copart, Inc. (a)	61,830
2,130	Fastenal Co.	65,157
200	WW Grainger, Inc.	52,338
		179,325
	Diversified Financial Services - 4.4%
3,190	American Express Co.	365,925
495	Ameriprise Financial, Inc.	68,424
596	BlackRock, Inc. (e)	247,674

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
5,077	Charles Schwab Corp.	$211,254
1,340	CME Group, Inc.	257,441
1,244	Discover Financial Services	92,740
1,946	Franklin Resources, Inc.	61,922
2,147	Intercontinental Exchange, Inc.	176,505
3,856	MasterCard, Inc., Class A (e)	969,745
605	Nasdaq, Inc.	54,837
2,691	Synchrony Financial	90,498
883	T. Rowe Price Group, Inc.	89,307
7,583	Visa, Inc., Class A (e)	1,223,365
		3,909,637
	Electric - 2.9%
893	Ameren Corp.	65,493
1,840	American Electric Power Co., Inc.	158,461
1,866	CenterPoint Energy, Inc.	53,069
1,045	CMS Energy Corp.	58,635
1,162	Consolidated Edison, Inc.	100,281
2,445	Dominion Energy, Inc.	183,815
666	DTE Energy Co.	83,563
2,668	Duke Energy Corp.	228,408
1,211	Edison International	71,897
662	Entergy Corp.	64,260
996	Evergy, Inc.	57,907
1,172	Eversource Energy	86,540
3,626	Exelon Corp.	174,338
1,905	FirstEnergy Corp.	78,562
1,782	NextEra Energy, Inc.	353,210
1,116	NRG Energy, Inc.	37,989
1,952	PG&E Corp. (a)	33,379
2,694	PPL Corp.	80,173
1,890	Public Service Enterprise Group, Inc.	111,056
1,015	Sempra Energy	133,422
3,801	Southern Co.	203,354
1,169	WEC Energy Group, Inc.	94,163
1,918	Xcel Energy, Inc.	109,978
		2,621,953
	Electrical Components & Equipment - 0.2%
852	AMETEK, Inc.	69,770
2,349	Emerson Electric Co.	141,504
		211,274
	Electronics - 1.2%
1,187	Agilent Technologies, Inc.	79,588
1,114	Amphenol Corp., Class A	96,918
2,986	Corning, Inc.	86,116

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,244	Fortive Corp.	$94,731
724	Garmin Ltd.	55,372
2,773	Honeywell International, Inc.	455,632
1,280	TE Connectivity Ltd.	107,814
268	Waters Corp. (a)	53,790
		1,029,961
	Engineering & Construction - 0.0% (b)
524	Jacobs Engineering Group, Inc.	39,452

	Environmental Control - 0.3%
1,206	Republic Services, Inc.	102,016
1,598	Waste Management, Inc.	174,741
		276,757
	Food - 1.1%
2,234	General Mills, Inc.	110,449
776	Hershey Co.	102,401
1,999	Hormel Foods Corp.	78,940
1,280	Kellogg Co.	67,277
4,603	Kraft Heinz Co.	127,273
5,471	Mondelez International, Inc., Class A	278,200
1,950	Sysco Corp.	134,199
1,476	Tyson Foods, Inc., Class A	112,014
		1,010,753
	Forest Products & Paper - 0.1%
1,498	International Paper Co.	62,122

	Hand/Machine Tools - 0.1%
553	Stanley Black & Decker, Inc.	70,353

	Healthcare Products - 3.4%
6,576	Abbott Laboratories (e)	500,631
144	ABIOMED, Inc. (a)	37,717
277	Align Technology, Inc. (a)	78,765
1,980	Baxter International, Inc.	145,411
980	Becton Dickinson & Co.	228,771
2,618	Danaher Corp.	345,602
765	Edwards Lifesciences Corp. (a)	130,586
301	IDEXX Laboratories, Inc. (a)	75,181
415	Intuitive Surgical, Inc. (a)	192,913
5,073	Medtronic PLC (e)	469,658
506	ResMed, Inc.	57,745
1,396	Stryker Corp.	255,803
1,493	Thermo Fisher Scientific, Inc.	398,601
737	Zimmer Biomet Holdings, Inc.	83,966
		3,001,350

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
	Healthcare Services - 1.9%
956	Anthem, Inc.	$265,749
1,495	Centene Corp. (a)	86,336
1,277	HCA Healthcare, Inc.	154,466
501	Humana, Inc.	122,675
730	IQVIA Holdings, Inc. (a)	99,171
351	Laboratory Corp. of America Holdings (a)	57,076
3,594	UnitedHealth Group, Inc. (e)	869,029
		1,654,502
	Home Builders - 0.1%
1,402	DR Horton, Inc.	59,949
1,201	Lennar Corp., Class A	59,642
		119,591
	Household Products/Wares - 0.2%
1,277	Kimberly-Clark Corp.	163,315

	Insurance - 4.3%
2,844	Aflac, Inc.	145,897
1,277	Allstate Corp.	121,966
3,294	American International Group, Inc.	168,225
883	Aon PLC, Class A	159,002
672	Arthur J Gallagher & Co.	56,582
9,263	Berkshire Hathaway, Inc., Class B (a) (e)	1,828,701
1,716	Chubb Ltd.	250,656
1,332	Hartford Financial Services Group, Inc.	70,143
785	Lincoln National Corp.	46,668
1,169	Loews Corp.	60,040
1,880	Marsh & McLennan Cos., Inc.	179,728
3,701	MetLife, Inc.	171,023
1,040	Principal Financial Group, Inc.	53,633
2,179	Progressive Corp.	172,751
1,549	Prudential Financial, Inc.	143,097
982	Travelers Cos., Inc.	142,950
469	Willis Towers Watson PLC	82,310
		3,853,372
	Internet - 10.3%
2,579	Alphabet, Inc., Class A (a) (e)	2,853,664
1,819	Amazon.com, Inc. (a) (e)	3,228,852
155	Booking Holdings, Inc. (a)	256,714
3,611	eBay, Inc.	129,743
542	Expedia Group, Inc.	62,330
10,830	Facebook, Inc., Class A (a) (e)	1,922,000
1,627	Netflix, Inc. (a) (e)	558,517
2,840	Twitter, Inc. (a)	103,490

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
439	VeriSign, Inc. (a)	$85,596
		9,200,906
	Iron/Steel - 0.1%
1,172	Nucor Corp.	56,256

	Leisure Time - 0.3%
2,595	Carnival Corp.	132,838
776	Royal Caribbean Cruises Ltd.	94,486
		227,324
	Lodging - 0.4%
1,110	Hilton Worldwide Holdings, Inc.	99,278
1,296	Marriott International, Inc., Class A	161,793
1,986	MGM Resorts International	49,293
391	Wynn Resorts Ltd.	41,966
		352,330
	Machinery - Construction & Mining - 0.3%
2,209	Caterpillar, Inc.	264,660

	Machinery - Diversified - 0.6%
596	Cummins, Inc.	89,853
1,201	Deere & Co.	168,344
528	Dover Corp.	47,209
441	Rockwell Automation, Inc.	65,643
382	Roper Technologies, Inc.	131,377
171	Wabtec Corp.	10,667
652	Xylem, Inc.	48,391
		561,484
	Media - 2.0%
952	Charter Communications, Inc., Class A (a)	358,714
17,166	Comcast Corp., Class A (e)	703,806
5,555	Walt Disney Co. (e)	733,482
		1,796,002
	Mining - 0.1%
5,466	Freeport-McMoRan, Inc.	53,075
1,980	Newmont Goldcorp Corp.	65,518
		118,593
	Miscellaneous Manufacturing - 1.3%
2,179	3M Co. (e)	348,095
1,622	Eaton Corp PLC	120,823
32,592	General Electric Co.	307,669
1,230	Illinois Tool Works, Inc.	171,757
905	Ingersoll-Rand PLC	107,098
476	Parker-Hannifin Corp.	72,504

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
893	Textron, Inc.	$40,453
		1,168,399
	Oil & Gas - 3.8%
1,880	Anadarko Petroleum Corp.	132,295
1,409	Apache Corp.	36,733
7,201	Chevron Corp. (e)	819,834
724	Concho Resources, Inc.	70,959
4,315	ConocoPhillips	254,412
1,895	Devon Energy Corp.	47,678
2,169	EOG Resources, Inc.	177,598
15,914	Exxon Mobil Corp. (e)	1,126,234
1,110	Hess Corp.	62,005
3,200	Marathon Oil Corp.	42,080
2,587	Marathon Petroleum Corp.	118,976
1,790	Noble Energy, Inc.	38,306
2,816	Occidental Petroleum Corp.	140,152
1,716	Phillips 66	138,653
622	Pioneer Natural Resources Co.	88,299
1,602	Valero Energy Corp.	112,781
		3,406,995
	Oil & Gas Services - 0.4%
4,136	Baker Hughes & GE Co., Class A	88,552
3,279	Halliburton Co.	69,810
1,422	National Oilwell Varco, Inc.	29,649
5,202	Schlumberger Ltd.	180,457
		368,468
	Packaging & Containers - 0.1%
1,252	Ball Corp.	76,860
952	Westrock Co.	31,035
		107,895
	Pharmaceuticals - 5.6%
5,708	AbbVie, Inc. (e)	437,861
1,250	Allergan PLC	152,388
6,158	Bristol-Myers Squibb Co.	279,388
1,104	Cardinal Health, Inc.	46,445
899	Cigna Corp.	133,070
3,826	CVS Health Corp.	200,368
3,977	Eli Lilly & Co. (e)	461,093
10,075	Johnson & Johnson (e)	1,321,336
710	McKesson Corp.	86,719
9,984	Merck & Co., Inc. (e)	790,833
1,905	Mylan NV (a)	32,004
22,041	Pfizer, Inc. (e)	915,142

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
1,792	Zoetis, Inc., Class A	$181,082
		5,037,729
	Pipelines - 0.4%
8,302	Kinder Morgan, Inc.	165,625
1,531	ONEOK, Inc.	97,402
4,547	Williams Cos., Inc.	119,950
		382,977
	Real Estate - 0.1%
1,259	CBRE Group, Inc., Class A (a)	57,536

	Real Estate Investment Trusts - 2.8%
386	Alexandria Real Estate Equities, Inc.	56,514
1,649	American Tower Corp.	344,262
501	AvalonBay Communities, Inc.	101,708
561	Boston Properties, Inc.	73,396
1,549	Crown Castle International Corp.	201,386
803	Digital Realty Trust, Inc.	94,529
289	Equinix, Inc.	140,393
1,373	Equity Residential	105,131
230	Essex Property Trust, Inc.	67,100
463	Extra Space Storage, Inc.	49,615
1,754	HCP, Inc.	55,619
2,783	Host Hotels & Resorts, Inc.	50,400
417	Mid-America Apartment Communities, Inc.	47,613
2,349	Prologis, Inc.	173,051
641	Public Storage	152,481
1,091	Realty Income Corp.	76,457
662	Regency Centers Corp.	43,666
410	SBA Communications Corp. (a)	88,728
1,147	Simon Property Group, Inc.	185,917
1,065	UDR, Inc.	47,691
1,314	Ventas, Inc.	84,490
695	Vornado Realty Trust	46,030
1,396	Welltower, Inc.	113,383
2,811	Weyerhaeuser Co.	64,091
		2,463,651
	Retail - 6.0%
261	Advance Auto Parts, Inc.	40,455
71	AutoZone, Inc. (a)	72,925
1,020	Best Buy Co., Inc.	63,923
636	CarMax, Inc. (a)	49,786
78	Chipotle Mexican Grill, Inc. (a)	51,478
1,644	Costco Wholesale Corp.	393,870
441	Darden Restaurants, Inc.	51,297

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares		Value
989	Dollar General Corp.	$125,880
881	Dollar Tree, Inc. (a)	89,501
528	Genuine Parts Co.	52,219
4,294	Home Depot, Inc. (e)	815,216
613	Kohl’s Corp.	30,233
3,024	Lowe’s Cos., Inc.	282,079
1,169	Macy’s, Inc.	24,046
2,871	McDonald’s Corp. (e)	569,233
622	Nordstrom, Inc.	19,469
287	O’Reilly Automotive, Inc. (a)	106,583
1,402	Ross Stores, Inc.	130,372
4,919	Starbucks Corp.	374,139
1,068	Tapestry, Inc.	30,502
1,973	Target Corp.	158,728
439	Tiffany & Co.	39,119
4,681	TJX Cos., Inc.	235,407
441	Tractor Supply Co.	44,444
206	Ulta Beauty, Inc. (a)	68,676
3,559	Walgreens Boots Alliance, Inc.	175,601
11,038	Walmart, Inc. (e)	1,119,695
1,162	Yum! Brands, Inc.	118,931
		5,333,807
	Semiconductors - 3.4%
3,715	Advanced Micro Devices, Inc. (a)	101,828
1,385	Analog Devices, Inc.	133,819
3,701	Applied Materials, Inc.	143,192
1,535	Broadcom, Inc. (e)	386,267
17,255	Intel Corp. (e)	759,910
575	Lam Research Corp.	100,401
868	Microchip Technology, Inc.	69,466
4,255	Micron Technology, Inc. (a)	138,756
2,259	NVIDIA Corp.	306,004
5,539	QUALCOMM, Inc.	370,116
662	Skyworks Solutions, Inc.	44,109
3,601	Texas Instruments, Inc.	375,620
929	Xilinx, Inc.	95,046
		3,024,534
	Software - 7.0%
2,844	Activision Blizzard, Inc.	123,344
1,819	Adobe, Inc. (a) (e)	492,767
811	Autodesk, Inc. (a)	130,498
1,220	Cerner Corp.	85,364
1,116	Electronic Arts, Inc. (a)	103,877
1,211	Fidelity National Information Services, Inc.	145,683

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Shares			Value
1,476	Fiserv, Inc. (a)		$126,729
956	Intuit, Inc.		234,077
29,013	Microsoft Corp. (e)		3,588,328
14,303	Oracle Corp. (e)		723,732
1,332	Paychex, Inc.		114,272
2,816	salesforce.com, Inc. (a)		426,371
			6,295,042
	Telecommunications - 3.0%
268	Arista Networks, Inc. (a)		65,550
27,379	AT&T, Inc. (e)		837,250
17,072	Cisco Systems, Inc. (e)		888,256
596	Motorola Solutions, Inc.		89,370
15,550	Verizon Communications, Inc. (e)		845,143
			2,725,569
	Toys/Games/Hobbies - 0.0% (b)
457	Hasbro, Inc.		43,479

	Transportation - 1.6%
495	CH Robinson Worldwide, Inc.		39,417
3,165	CSX Corp.		235,698
641	Expeditors International of Washington, Inc.		44,607
980	FedEx Corp.		151,194
391	JB Hunt Transport Services, Inc.		33,290
1,015	Norfolk Southern Corp.		198,067
2,763	Union Pacific Corp.		460,813
3,217	United Parcel Service, Inc., Class B		298,924
			1,462,010
	Water - 0.1%
662	American Water Works Co., Inc.		74,819

	TOTAL COMMON STOCKS (Cost - $78,914,430)		85,558,807

Contracts		Notional Amount
	PURCHASED OPTIONS - 4.7% (c)
	PURCHASED CALL OPTIONS - 0.0% (b)
	iShares China Large-Cap ETF (a)
250	Expiration: July 2019, Exercise Price: $42	$1,009,250	8,750
	S&P 500 Index (a)(g)
175	Expiration: June 2019, Exercise Price: $3,100	48,161,050	437
	TOTAL PURCHASED CALL OPTIONS (Cost - $48,968)		9,187

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	PURCHASED PUT OPTIONS - 4.7%
	Communication Services Select Sector SPDR Fund (a)
1,409	Expiration: June 2019, Exercise Price: $48	$6,634,981	$200,783
	Consumer Discretionary Select Sector SPDR Fund (a)
590	Expiration: June 2019, Exercise Price: $114	6,545,460	227,150
	Financial Select Sector SPDR Fund (a)
4,216	Expiration: June 2019, Exercise Price: $26	10,965,816	231,880
	Health Care Select Sector SPDR Fund (a)
1,074	Expiration: June 2019, Exercise Price: $87	9,373,872	151,971
	S&P 500 Index (a)(g)
100	Expiration: June 2019, Exercise Price: $2,770	27,520,600	530,500
100	Expiration: July 2019, Exercise Price: $2,870	27,520,600	1,319,000
105	Expiration: August 2019, Exercise Price: $2,840	28,896,630	1,319,325
	Technology Select Sector SPDR Fund (a)
897	Expiration: June 2019, Exercise Price: $74	6,448,533	252,954
	TOTAL PURCHASED PUT OPTIONS (Cost - $2,456,636)		4,233,563

	TOTAL PURCHASED OPTIONS (Cost - $2,505,604)		4,242,750

Shares
	SHORT-TERM INVESTMENTS - 2.2%
	Money Market Funds - 2.2%
1,950,871	First American Treasury Obligations Fund, Class X, 2.30% (d)		1,950,871
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,950,871)		1,950,871

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (b)
	Money Market Funds - 0.0%
24,336	First American Government Obligations Fund, Class Z, 2.26% (d)		24,336
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $24,336)		24,336

	TOTAL INVESTMENTS - 102.7% (Cost - $83,395,241)		91,776,764
	Liabilities in Excess of Other Assets - (2.7)%		(2,373,157)
	NET ASSETS - 100.0%		$89,403,607

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2019

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - 3.0% (c)
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.0% (b)
	S&P 500 Index (a)
60	Expiration: August 2019, Exercise Price $2,980	$16,512,360	$37,500
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $188,908)		37,500

	SCHEDULE OF WRITTEN PUT OPTIONS - (3.0)%
	S&P 500 Index (a)
50	Expiration: June 2019, Exercise Price $2,570	13,760,300	31,000
150	Expiration: June 2019, Exercise Price $2,870	41,280,900	1,822,500
100	Expiration: July 2019, Exercise Price $2,670	27,520,600	396,500
105	Expiration: August 2019, Exercise Price $2,610	28,896,630	430,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $1,267,477)		2,680,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,456,384)		$2,718,000

(a)	Non-income producing security.

(b)	Less than 0.1%.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; rate reflects seven-day yield on May 31, 2019.

(e)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $36,920,096.

(f)	All or a portion of this security is out on loan as of May 31, 2019.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Funds Statements of Assets and Liabilities (Unaudited) May 31, 2019

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$590,374,116	$897,602,270	$258,816,440
Investments in Affiliated Securities, at Cost	5,264,791	55,913,366	64,478,433
Investments in Unaffiliated Securities, at Value (a)	$574,656,521	$874,083,205	$263,312,372
Investments in Affiliated Securities, at Value	5,120,702	55,708,973	65,820,241
Cash	2,259,801	1,064,697	121,675
Receivable for Investment Securities Sold	43,633,760	2,346,030	—
Receivable for Fund Shares Sold	824,850	2,358,568	642,672
Dividends and Interest Receivable	396,802	335,630	12,456
Dividend Reclaims	256	820	—
Securities Lending Income Receivable	5,995	8,671	69,139
Prepaid Expenses and Other Assets	66,591	93,019	51,248
Total Assets	626,965,278	935,999,613	330,029,803

Liabilities:
Options written, at value (Premiums received $2,755,267, $1,577,933 and $258,101)	2,294,000	1,420,000	300,000
Collateral received for securities loaned (Note 5)	70,882,042	68,335,862	57,530,682
Payable for Investment Securities Purchased	26,971,871	1,572,968	—
Payable for Fund Shares Redeemed	490,569	570,396	240,300
Due to Broker	14,514,922	1,064,697	—
Accrued Advisory Fees	466,744	794,092	175,990
Accrued Custodian Fees	5,686	4,926	2,594
Accrued Trustees’ Fees and Expenses	3,639	2,468	2,287
Accrued Distribution Fees (12b-1) - Advisor Class	6,510	4,240	860
Accrued Shareholder Servicing Fees - Investor Class	173,543	257,045	88,192
Accrued Expenses and Other Liabilities	112,550	128,434	72,481
Total Liabilities	115,922,076	74,155,128	58,413,386

Net Assets	$511,043,202	$861,844,485	$271,616,417

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$542,205,930	$921,250,276	$290,476,298
Distributable Earnings/(Accumulated Deficit)	(31,162,728)	(59,405,791)	(18,859,881)
Net Assets	$511,043,202	$861,844,485	$271,616,417

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$475,298,646	$790,009,765	$261,512,827
Shares of Beneficial Interest Outstanding	41,659,967	40,075,152	28,251,124

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$11.41	$19.71	$9.26

Advisor Class Shares:
Net Assets	$7,210,249	$172,307	$2,142,558
Shares of Beneficial Interest Outstanding	634,972	8,742	230,616

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$11.36	$19.71	$9.29

Institutional Class Shares:
Net Assets	$28,534,307	$71,662,413	$7,961,032
Shares of Beneficial Interest Outstanding	2,496,738	3,630,085	861,330

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$11.43	$19.74	$9.24

(a) Includes loaned securities with a value of:	$68,440,625	$65,846,719	$56,679,985

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued) May 31, 2019

	Horizon Active Dividend Fund	Horizon Defined Risk Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$119,705,778	$83,395,241
Investments in Unaffiliated Securities, at Value (a)	$115,343,081	$91,776,764
Cash	304,000	—
Cash Held at Broker	—	38,513
Receivable for Investment Securities Sold	2,392,668	291,713
Receivable for Fund Shares Sold	361,666	—
Dividends and Interest Receivable	634,580	178,404
Dividend Reclaims	15,262	542
Securities Lending Income Receivable	1,207	—
Prepaid Expenses and Other Assets	40,355	34,035
Total Assets	119,092,819	92,319,971

Liabilities:
Options written, at value (Premiums received $53,931 and $1,456,384)	81,450	2,718,000
Collateral received for securities loaned (Note 5)	68,000	24,336
Payable for Investment Securities Purchased	4,243,664	48,773
Payable for Fund Shares Redeemed	36,746	29,621
Accrued Advisory Fees	71,514	43,788
Accrued Custodian Fees	1,990	3,927
Accrued Trustees’ Fees and Expenses	1,334	1,366
Accrued Distribution Fees (12b-1) - Investor Class	9,175	8,673
Accrued Distribution Fees (12b-1) - Advisor Class	32,476	21,591
Accrued Expenses and Other Liabilities	20,309	16,289
Total Liabilities	4,566,658	2,916,364

Net Assets	$114,526,161	$89,403,607

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$118,420,952	$86,908,181
Distributable Earnings/(Accumulated Deficit)	(3,894,791)	2,495,426
Net Assets	$114,526,161	$89,403,607

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$95,666,455	$77,022,512
Shares of Beneficial Interest Outstanding	1,763,478	1,531,498

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$54.25	$50.29

Advisor Class Shares:
Net Assets	$18,859,706	$12,381,095
Shares of Beneficial Interest Outstanding	347,669	246,106

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$54.25	$50.31

(a) Includes loaned securities with a value of:	$65,760	$24,030

See accompanying notes to financial statements.

Horizon Funds Statements of Operations (Unaudited) For the Period Ended May 31, 2019

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $0, $(73), $0)	$5,209,827	$7,102,011	$5,286,359
Dividend Income from affiliated Securities	—	180,316	693,724
Interest Income	82,231	193,404	72,699
Securities Lending Income	—	—	11,927
Total Investment Income	5,292,058	7,475,731	6,064,709

Expenses:
Investment Advisory Fees	2,490,718	4,075,747	1,011,392
Shareholder Servicing Fees - Investor Class	151,721	263,997	101,331
Administrative & Accounting Service Fees	144,536	224,961	82,090
Transfer Agent Fees	77,358	81,845	61,000
Registration Fees	43,482	64,129	36,352
Legal Fees	30,798	40,060	14,668
Chief Compliance Officer & Compliance Fees	29,120	43,424	15,328
Trustees’ Fees and Expenses	28,338	41,360	16,079
Custodian Fees	14,766	30,398	7,574
Printing and Postage Expenses	14,717	18,955	11,706
Interest Expense	13,312	—	644
Miscellaneous Expenses	11,563	13,625	6,399
Distribution Fees (12b-1) - Advisor Class	8,485	459	2,208
Audit Fees	8,477	8,477	8,477
Insurance Fees	7,531	9,753	3,872
Total Expenses	3,074,922	4,917,190	1,379,120
Securities Lending Expense Offset	(138,846)	(280,851)	(264,188)
Fees Recouped by the Adviser	181,017	406,527	—

Net Expenses	3,117,093	5,042,866	1,114,932

Net Investment Income	2,174,965	2,432,865	4,949,777

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	(3,986,038)	(25,910,349)	(4,608,024)
Affiliated Investments	—	(799,268)	—
Purchased Options	(7,053,833)	(1,195,241)	(729,703)
Written Options	(2,088,782)	(2,760,535)	(606,143)
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(4,066,922)	(12,566,179)	9,589,106
Affiliated Investments	(144,089)	158,750	1,526,582
Purchased Options	(2,893,505)	(406,061)	(271,537)
Written Options	471,925	137,976	(6,815)
Net Realized and Unrealized Gain (Loss) on Investments	(19,761,244)	(43,340,907)	4,893,466

Net Increase (Decrease) in Net Assets Resulting From Operations	$(17,586,279)	$(40,908,042)	$9,843,243

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Unaudited) (Continued) For the Period Ended May 31, 2019

	Horizon Active Dividend Fund	Horizon Defined Risk Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $35,693 and $(14))	$1,838,699	$740,712
Interest Income	123,748	29,744
Total Investment Income	1,962,447	770,456

Expenses:
Investment Advisory Fees	357,380	284,255
Distribution Fees (12b-1) - Investor Class	38,775	29,894
Administrative & Accounting Service Fees	33,774	33,278
Transfer Agent Fees	19,198	19,029
Registration Fees	26,962	17,537
Legal Fees	3,077	2,197
Chief Compliance Officer & Compliance Fees	4,958	1,977
Trustees’ Fees and Expenses	5,147	3,732
Custodian Fees	5,856	30,353
Printing and Postage Expenses	8,668	6,559
Miscellaneous Expenses	1,957	1,447
Distribution Fees (12b-1) - Advisor Class	22,188	14,095
Audit Fees	8,477	8,478
Insurance Fees	955	462
Total Expenses	537,372	453,293
Securities Lending Expense Offset	(4,946)	(1,494)
Fees Recouped / (Waived) by the Adviser	279	(73,805)

Net Expenses	532,705	377,994

Net Investment Income	1,429,742	392,462

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	541,455	(51,455)
Purchased Options	(201,031)	(2,267,778)
Written Options	80,772	(2,516,804)
Foreign Currency	(464)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(3,197,576)	6,403,092
Purchased Options	141,666	1,851,167
Written Options	(26,605)	(1,350,587)
Foreign Currency	(17)	—
Net Realized and Unrealized Gain (Loss) on Investments	(2,661,800)	2,067,635

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,232,058)	$2,460,097

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund Statements of Changes in Net Assets

	For the Period Ended May 31, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Operations:
Net Investment Income	$2,174,965	$2,635,163
Net Realized Gain (Loss) on Investments,
Purchased Options and Written Options	(13,128,653)	32,878,789
Distributions of Long-Term Capital Gains by Underlying Investment Companies	—	120,150
Net Change in Unrealized Depreciation on
Investments, Purchased Options and Written Options	(6,632,591)	(39,775,842)
Net Decrease in Net Assets Resulting From Operations	(17,586,279)	(4,141,740)

Distributions to Shareholders From:
Distributable earnings
Investor Class	(28,080,978)	(43,271,145)
Advisor Class	(449,545)	(617,689)
Institutional Class	(1,921,746)	(3,269,530)
Total Distributions to Shareholders	(30,452,269)	(47,158,364)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	115,693,451	202,909,817
Advisor Class	1,976,247	3,596,369
Institutional Class	2,980,806	8,938,049
Distributions Reinvested
Investor Class	26,696,715	42,833,606
Advisor Class	388,591	517,167
Institutional Class	1,921,746	3,269,530
Cost of Shares Redeemed
Investor Class	(99,656,856)	(115,053,606)
Advisor Class	(1,635,556)	(1,339,176)
Institutional Class	(3,796,961)	(7,785,149)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	44,568,183	137,886,607

Increase (Decrease) in Net Assets	(3,470,365)	86,586,503

Net Assets:
Beginning of Period/Year	514,513,567	427,927,064
End of Period/Year	$511,043,202	$514,513,567

Share Activity:
Investor Class:
Shares Issued	9,876,425	15,210,405
Shares Reinvested	2,602,019	3,367,422
Shares Redeemed	(8,438,155)	(8,696,402)
Net Increase	4,040,289	9,881,425

Advisor Class:
Shares Issued	165,848	269,968
Shares Reinvested	38,022	40,786
Shares Redeemed	(138,350)	(100,455)
Net Increase	65,520	210,299

Institutional Class:
Shares Issued	251,008	668,245
Shares Reinvested	187,122	256,635
Shares Redeemed	(319,333)	(587,330)
Net Increase	118,797	337,550

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Operations:
Net Investment Income	$2,432,865	$3,263,976
Net Realized Gain (Loss) on Investments,
Purchased Options and Written Options	(30,665,393)	22,061,441
Distributions of Long-Term Capital Gains by Underlying Investment Companies	—	122,180
Net Change in Unrealized Depreciation on
Investments, Purchased Options and Written Options	(12,675,514)	(38,653,038)
Net Decrease in Net Assets Resulting From Operations	(40,908,042)	(13,205,441)

Distributions to Shareholders From:
Distributable earnings
Investor Class	(25,020,041)	(19,270,621)
Advisor Class	(12,752)	(15,334)
Institutional Class	(822,520)	(309,439)
Total Distributions to Shareholders	(25,855,313)	(19,595,394)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	250,326,058	382,409,937
Advisor Class	86,301	92,540
Institutional Class	62,443,181	18,719,909
Distributions Reinvested
Investor Class	23,214,578	18,955,229
Advisor Class	12,753	15,334
Institutional Class	810,861	309,439
Cost of Shares Redeemed
Investor Class	(99,920,303)	(105,704,359)
Advisor Class	(287,502)	(48,948)
Institutional Class	(13,257,428)	(1,975,867)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	223,428,499	312,773,214

Increase in Net Assets	156,665,144	279,972,379

Net Assets:
Beginning of Period/Year	705,179,341	425,206,962
End of Period/Year	$861,844,485	$705,179,341

Share Activity:
Investor Class:
Shares Issued	12,302,686	16,912,240
Shares Reinvested	1,220,535	865,931
Shares Redeemed	(4,890,572)	(4,677,374)
Net Increase	8,632,649	13,100,797

Advisor Class:
Shares Issued	4,236	4,126
Shares Reinvested	670	701
Shares Redeemed	(14,105)	(2,144)
Net Increase (Decrease)	(9,199)	2,683

Institutional Class:
Shares Issued	3,190,998	828,543
Shares Reinvested	42,610	14,130
Shares Redeemed	(649,112)	(87,471)
Net Increase	2,584,496	755,202

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Operations:
Net Investment Income	$4,949,777	$8,072,615
Net Realized Loss on Investments,
Purchased Options and Written Options	(5,943,870)	(12,906,931)
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	10,837,336	(4,027,626)
Net Increase (Decrease) in Net Assets Resulting From Operations	9,843,243	(8,861,942)

Distributions to Shareholders From:
Distributable earnings
Investor Class	(6,770,959)	(6,524,973)
Advisor Class	(40,758)	(29,004)
Institutional Class	(203,222)	(229,059)
Total Distributions to Shareholders	(7,014,939)	(6,783,036)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	57,837,644	142,464,097
Advisor Class	514,976	1,012,985
Institutional Class	758,624	2,386,593
Distributions Reinvested
Investor Class	6,327,654	6,094,473
Advisor Class	40,758	29,004
Institutional Class	203,222	229,059
Cost of Shares Redeemed
Investor Class	(81,342,473)	(58,011,804)
Advisor Class	(29,473)	(40,163)
Institutional Class	(589,489)	(2,718,117)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(16,278,557)	91,446,127

Increase (Decrease) in Net Assets	(13,450,253)	75,801,149

Net Assets:
Beginning of Period/Year	285,066,670	209,265,521
End of Period/Year	$271,616,417	$285,066,670

Share Activity:
Investor Class:
Shares Issued	6,345,736	15,134,834
Shares Reinvested	706,041	644,511
Shares Redeemed	(9,021,461)	(6,175,688)
Net Increase (Decrease)	(1,969,684)	9,603,657

Advisor Class:
Shares Issued	56,065	106,778
Shares Reinvested	4,518	3,059
Shares Redeemed	(3,223)	(4,274)
Net Increase	57,360	105,563

Institutional Class:
Shares Issued	82,944	253,240
Shares Reinvested	22,705	24,205
Shares Redeemed	(64,835)	(288,438)
Net Increase (Decrease)	40,814	(10,993)

See accompanying notes to financial statements.

Horizon Active Dividend Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Operations:
Net Investment Income	$1,429,742	$684,471
Net Realized Gain on Investments,
Purchased Options and Written Options	420,732	2,561,704
Net Change in Unrealized Depreciation on
Investments, Purchased Options and Written Options	(3,082,532)	(2,152,986)
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,232,058)	1,093,189

Distributions to Shareholders From:
Distributable earnings
Investor Class	(2,759,968)	(815,228)
Advisor Class	(908,208)	(177,769)
Total Distributions to Shareholders	(3,668,176)	(992,997)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	65,270,556	21,346,826
Advisor Class	10,345,781	9,447,722
Distributions Reinvested
Investor Class	2,759,942	815,228
Advisor Class	710,933	140,433
Cost of Shares Redeemed
Investor Class	(8,346,059)	(6,912,464)
Advisor Class	(2,115,929)	(1,998,986)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	68,625,224	22,838,759

Increase in Net Assets	63,724,990	22,938,951

Net Assets:
Beginning of Period/Year	50,801,171	27,862,220
End of Period/Year	$114,526,161	$50,801,171

Share Activity:
Investor Class:
Shares Issued	1,194,097	350,521
Shares Reinvested	53,181	13,443
Shares Redeemed	(148,671)	(113,457)
Net Increase	1,098,607	250,507

Advisor Class:
Shares Issued	189,551	155,431
Shares Reinvested	13,925	2,312
Shares Redeemed	(37,345)	(32,906)
Net Increase	166,131	124,837

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2019	For the Period Ended November 30, 2018 (1)
	(Unaudited)
Operations:
Net Investment Income	$392,462	$70,171
Net Realized Loss on Investments,
Purchased Options and Written Options	(4,836,037)	(103,803)
Net Change in Unrealized Appreciation on
Investments, Purchased Options and Written Options	6,903,672	216,236
Net Increase in Net Assets Resulting From Operations	2,460,097	182,604

Distributions to Shareholders From:
Distributable earnings
Investor Class	(93,806)	—
Advisor Class	(46,441)	—
Total Distributions to Shareholders	(140,247)	—

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	78,183,301	6,362,481
Advisor Class	4,740,937	10,548,208
Distributions Reinvested
Investor Class	93,805	—
Advisor Class	28,456	—
Cost of Shares Redeemed
Investor Class	(9,528,517)	(496,397)
Advisor Class	(1,522,120)	(1,509,001)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	71,995,862	14,905,291

Increase in Net Assets	74,315,712	15,087,895

Net Assets:
Beginning of Period	15,087,895	—
End of Period	$89,403,607	$15,087,895

Share Activity:
Investor Class:
Shares Issued	1,602,920	125,760
Shares Reinvested	1,995	—
Shares Redeemed	(189,388)	(9,789)
Net Increase	1,415,527	115,971

Advisor Class:
Shares Issued	95,702	209,699
Shares Reinvested	604	—
Shares Redeemed	(30,122)	(29,777)
Net Increase	66,184	179,922

(1)	Horizon Defined Risk Fund, Investor and Advisor Class, commenced operations on December 28, 2017 and February 5, 2018, respectively.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$12.68		$14.20		$11.56		$11.99	$12.67	$12.76
Income From Investment Operations:
Net investment income (c,f)	0.05		0.07	(h)	0.08		0.12	0.13	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.52)		(0.02	)(h)	2.66		(0.20)	(0.37)	0.95
Total from investment operations	(0.47)		0.05		2.74		(0.08)	(0.24)	0.99

Less Distributions:
From net investment income	(0.08)		(0.07)		(0.10)		(0.20)	(0.02)	(0.03)
From net realized gains	(0.72)		(1.50)		—		(0.15)	(0.42)	(1.05)
Total Distributions	(0.80)		(1.57)		(0.10)		(0.35)	(0.44)	(1.08)

Net Asset Value, End of Period/Year	$11.41		$12.68		$14.20		$11.56	$11.99	$12.67

Total Return	(2.98	)%(j)	0.46%		23.76%		(0.59)%	(2.01)%	8.33%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$475,299		$477,097		$393,833		$354,279	$366,368	$418,274
Ratio to average net assets:
Gross expenses (d,e)	1.22	%(i)	1.28	%(g)	1.48%		1.54%	1.54%	1.54%
Net expenses (a,d)	1.24	%(i)	1.27	%(g)	1.36	%(b)	1.43%	1.42%	1.42%
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	0.86	%(i)	0.56%		0.61%		1.09%	1.06%	0.35%
Portfolio turnover rate	157	%(j)	256%		168%		406%	472%	591%

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$12.62		$14.16		$11.56	$11.99	$11.21
Income From Investment Operations:
Net investment income (loss) (c,g)	0.05		0.05	(f)	0.05	0.12	(0.03	)(f)
Net gain (loss) from investments (both realized and unrealized)	(0.52)		(0.02	)(f)	2.68	(0.20)	0.81	(f)
Total from investment operations	(0.47)		0.03		2.73	(0.08)	0.78

Less Distributions:
From net investment income	(0.07)		(0.07)		(0.13)	(0.20)	—
From net realized gains	(0.72)		(1.50)		—	(0.15)	—
Total Distributions	(0.79)		(1.57)		(0.13)	(0.35)	—

Net Asset Value, End of Period/Year	$11.36		$12.62		$14.16	$11.56	$11.99

Total Return	(3.04	)%(j)	0.29%		23.64%	(0.59)%	6.96	%(j)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$7,210		$7,187		$5,084	$2,249	$29
Ratio to average net assets:
Gross expenses (d,e)	1.41	%(i)	1.43	%(h)	1.55%	1.55%	1.54	%(i)
Net expenses (b,d)	1.43	%(i)	1.42	%(h)	1.42%	1.44%	1.42	%(i)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (d,g)	0.82	%(i)	0.38%		0.35%	1.06%	(0.88	)%(f)(i)
Portfolio turnover rate	157	%(j)	256%		168%	406%	472	%(j)

(a)	Since September 4, 2015 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00%, 0.00%, 0.00%, 0.02% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$12.71		$14.22		$11.59	$11.54
Income From Investment Operations:
Net investment income (c,h)	0.06		0.09	(g)	0.05	0.03
Net gain (loss) from investments (both realized and unrealized)	(0.52)		(0.03	)(g)	2.71	0.02	(f)
Total from investment operations	(0.46)		0.06		2.76	0.05

Less Distributions:
From net investment income	(0.10)		(0.07)		(0.13)	—
From net realized gains	(0.72)		(1.50)		—	—
Total Distributions	(0.82)		(1.57)		(0.13)	—

Net Asset Value, End of Period/Year	$11.43		$12.71		$14.22	$11.59

Total Return	(2.94	)%(j)	0.55%		23.92%	0.43	%(j)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$28,534		$30,230		$29,010	$8,809
Ratio to average net assets:
Gross expenses (d,e)	1.16	%(i)	1.18%		1.30%	1.30	%(i)
Net expenses (b,d)	1.18	%(i)	1.17%		1.17%	1.19	%(i)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,h)	1.00	%(i)	0.68%		0.38%	1.28	%(i)
Portfolio turnover rate	157	%(j)	256%		168%	406	%(j)

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.00%, 0.00% and 0.02%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016 (a)	For the Year Ended November 30, 2015		For the Period Ended November 30, 2014 (b)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$21.69		$22.80		$19.31		$19.62	$20.50		$20.00
Income From Investment Operations:
Net investment income (loss) (e,i)	0.06		0.13		0.12		0.18	0.12		(0.05)
Net gain (loss) from investments (both realized and unrealized)	(1.28)		(0.21)		3.54		(0.29)	(1.00)		0.55
Total from investment operations	(1.22)		(0.08)		3.66		(0.11)	(0.88)		0.50

Less Distributions:
From net investment income	(0.12)		(0.12)		(0.17)		(0.20)	—		—
From net realized gains	(0.64)		(0.91)		—		—	(0.00	)(h)	—
Total Distributions	(0.76)		(1.03)		(0.17)		(0.20)	—		—

Net Asset Value, End of Period/Year	$19.71		$21.69		$22.80		$19.31	$19.62		20.50

Total Return	(5.44	)%(l)	(0.31)%		19.05%		(0.54)%	(4.29)%		2.50	%(l)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$790,010		$682,077		$418,227		$319,385	$222,421		$300
Ratio to average net assets:
Gross expenses (f,g)	1.20	%(k)	1.28	%(j)	1.49%		1.55%	1.54%		50.52	%(k)
Net expenses (c,f)	1.24	%(k)	1.27	%(j)	1.35	%(d)	1.42%	1.42%		1.42	%(k)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (f,i)	0.62	%(k)	0.58%		0.58%		0.92%	0.57%		(1.06	)%(k)
Portfolio turnover rate	190	%(l)	275%		143%		563%	541%		55	%(l)

(a)	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.56%).

(b)	Since August 28, 2014 (Commencement of Operations).

(c)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

(d)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(e)	Per share amounts are calculated using the average shares method.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(h)	Per share amount is less than $0.01.

(i)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(j)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(k)	Annualized.

(l)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 (a)	For the Period Ended November 30, 2015 (b)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$21.66		$22.78		$19.30	$19.62	$18.97
Income From Investment Operations:
Net investment income (d,h)	0.05		0.11		0.11	0.17	0.07
Net gain (loss) from investments (both realized and unrealized)	(1.28)		(0.23)		3.54	(0.29)	0.58	(g)
Total from investment operations	(1.23)		(0.12)		3.65	(0.12)	0.65

Less Distributions:
From net investment income	(0.08)		(0.09)		(0.17)	(0.20)	—
From net realized gains	(0.64)		(0.91)		—	—	—
Total Distributions	(0.72)		(1.00)		(0.17)	(0.20)	—

Net Asset Value, End of Period/Year	$19.71		$21.66		$22.78	$19.30	$19.62

Total Return	(5.53	)%(k)	(0.46)%		19.03%	(0.59)%	3.43	%(k)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$172		$388		$347	$313	$19
Ratio to average net assets:
Gross expenses (e,f)	1.38	%(j)	1.43	%(i)	1.56%	1.51%	1.54	%(j)
Net expenses (c,e)	1.42	%(j)	1.42	%(i)	1.42%	1.42%	1.42	%(j)
Net investment income net of reimbursement (recapture) and securities lending expense offset (e,h)	0.53	%(j)	0.48%		0.53%	0.92%	1.52	%(j)
Portfolio turnover rate	190	%(k)	275%		143%	563%	541	%(k)

(a)	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.61%).

(b)	Since September 4, 2015 (Commencement of Operations).

(c)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.01% and 0.00%, respectively.

(d)	Per share amounts are calculated using the average shares method.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(j)	Annualized.

(k)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$21.72		$22.84	$19.33	$19.21
Income From Investment Operations:
Net investment income (loss) (c,g)	0.02		0.14	(0.14)	0.05
Net gain from investments (both realized and unrealized)	(1.22)		(0.20)	3.86	0.07	(f)
Total from investment operations	(1.20)		(0.06)	3.72	0.12

Less Distributions:
From net investment income	(0.14)		(0.15)	(0.21)	—
From net realized gains	(0.64)		(0.91)	—	—
Total Distributions	(0.78)		(1.06)	(0.21)	—

Net Asset Value, End of Period/Year	$19.74		$21.72	$22.84	$19.33

Total Return	(5.35	)%(i)	(0.21)%	19.31%	0.62	%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$71,662		$22,714	$6,633	$7
Ratio to average net assets:
Gross expenses (d,e)	1.13	%(h)	1.19%	1.35%	1.31	%(h)
Net expenses (b,d)	1.06	%(h)	1.14%	1.17%	1.17	%(h)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (d,g)	0.24	%(h)	0.61%	(0.62)%	1.09	%(h)
Portfolio turnover rate	190	%(i)	275%	143%	563	%(i)

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.13		$9.73		$9.56		$9.86	$10.11	$10.01
Income From Investment Operations:
Net investment income (c,f)	0.17		0.30		0.25		0.16	0.13	0.15
Net gain (loss) from investments (both realized and unrealized)	0.19		(0.64)		0.17		(0.36)	(0.25)	0.10
Total from investment operations	0.36		(0.34)		0.42		(0.20)	(0.12)	0.25

Less Distributions:
From net investment income	(0.23)		(0.26)		(0.25)		(0.10)	(0.13)	(0.13)
Return of capital	—		—		—		—	—	(0.02)
Total Distributions	(0.23)		(0.26)		(0.25)		(0.10)	(0.13)	(0.15)

Net Asset Value, End of Period/Year	$9.26		$9.13		$9.73		$9.56	$9.86	$10.11

Total Return	4.09	%(i)	(3.58)%		4.39%		(2.03)%	(1.18)%	2.50%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$261,513		$275,992		$200,521		$187,698	$169,725	$129,340
Ratio to average net assets:
Gross expenses (d,e)	1.05	%(h)	1.09	%(g)	1.21%		1.28%	1.28%	1.30%
Net expenses (a,d)	0.85	%(h)	0.98	%(g)	1.18	%(b)	1.24%	1.24%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	3.77	%(h)	3.16%		2.54%		1.58%	1.25%	1.47%
Portfolio turnover rate	94	%(i)	155%		175%		205%	324%	280%

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.16		$9.76		$9.60	$9.84
Income From Investment Operations:
Net investment income (c,f)	0.15		0.29		0.13	0.13
Net gain (loss) from investments (both realized and unrealized)	0.20		(0.63)		0.28	(0.30)
Total from investment operations	0.35		(0.34)		0.41	(0.17)

Less Distributions:
From net investment income	(0.22)		(0.26)		(0.25)	(0.07)
Total Distributions	(0.22)		(0.26)		(0.25)	(0.07)

Net Asset Value, End of Period/Year	$9.29		$9.16		$9.76	$9.60

Total Return	3.89	%(i)	(3.58)%		4.31%	(1.74	)%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$2,142		$1,587		$661	$6
Ratio to average net assets:
Gross expenses (d,e)	1.22	%(h)	1.24	%(g)	1.32%	1.35	%(h)
Net expenses (b,d)	1.02	%(h)	1.04	%(g)	1.24%	1.25	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	3.35	%(h)	3.07%		1.37%	1.70	%(h)
Portfolio turnover rate	94	%(i)	155%		175%	205	%(i)

(a)	Since February 8, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00% and 0.01%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 1.09%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.13		$9.72	$9.57	$10.00
Income From Investment Operations:
Net investment income (c,f)	0.17		0.31	0.25	0.04
Net gain (loss) from investments (both realized and unrealized)	0.19		(0.63)	0.17	(0.47)
Total from investment operations	0.36		(0.32)	0.42	(0.43)

Less Distributions:
From net investment income	(0.25)		(0.27)	(0.27)	—
Total Distributions	(0.25)		(0.27)	(0.27)	—

Net Asset Value, End of Period/Year	$9.24		$9.13	$9.72	$9.57

Total Return	4.00	%(h)	(3.33)%	4.41%	(4.30	)%(h)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$7,961		$7,488	$8,084	$2,572
Ratio to average net assets:
Gross expenses (d,e)	0.97	%(g)	0.99%	1.03%	1.09	%(g)
Net expenses (b,d)	0.77	%(g)	0.86%	0.99%	0.99	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	3.73	%(g)	3.28%	2.53%	1.84	%(g)
Portfolio turnover rate	94	%(h)	155%	175%	205	%(h)

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$60.03		$59.15	$50.00
Income From Investment Operations:
Net investment income (c)	0.86		1.18 (e)	0.66
Net gain (loss) from investments (both realized and unrealized)	(3.78)		1.61 (e)	9.01
Total from investment operations	(2.92)		2.79	9.67

Less Distributions:
From net investment income	(0.81)		(1.13)	(0.52)
From net realized gains	(2.05)		(0.78)	—
Total Distributions	(2.86)		(1.91)	(0.52)

Net Asset Value, End of Period/Year	$54.25		$60.03	$59.15

Total Return	(4.50	)%(g)	4.72%	19.45	%(g)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$95,666		$39,909	$24,509
Ratio to average net assets:
Gross expenses (d)	1.10	%(f)	1.32%	2.33	%(f)
Net expenses	1.09	%(f)	1.09%	1.09	%(b,f)
Net investment income net of reimbursement (recapture) and securities lending expense offset	3.05	%(f)	1.93%	1.24	%(f)
Portfolio turnover rate	200	%(g)	320%	184	%(g)

(a)	Since December 28, 2016 (Commencement of Operations).

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2019		For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$60.00		$59.13	$54.31
Income From Investment Operations:
Net investment income (b)	0.78		1.04 (d)	0.25
Net gain (loss) from investments (both realized and unrealized)	(3.74)		1.66 (d)	4.78
Total from investment operations	(2.96)		2.70	5.03

Less Distributions:
From net investment income	(0.74)		(1.05)	(0.21)
From net realized gains	(2.05)		(0.78)	—
Total Distributions	(2.79)		(1.83)	(0.21)

Net Asset Value, End of Period/Year	$54.25		$60.00	$59.13

Total Return	(4.57	)%(f)	4.57%	9.28	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$18,860		$10,892	$3,353
Ratio to average net assets:
Gross expenses (c)	1.25	%(e)	1.48%	2.12	%(e)
Net expenses	1.24	%(e)	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	2.79	%(e)	1.71%	1.01	%(e)
Portfolio turnover rate	200	%(f)	320%	184	%(f)

(a)	Since June 20, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Period Ended May 31, 2019		For the Period Ended November 30, 2018 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$51.00		$50.00
Income From Investment Operations:
Net investment income (b)	0.29		0.44
Net gain (loss) from investments (both realized and unrealized)	(0.72)		0.56
Total from investment operations	(0.43)		1.00

Less Distributions:
From net investment income	(0.17)		—
From net realized gains	(0.11)		—
Total Distributions	(0.28)		—

Net Asset Value, End of Period	$50.29		$51.00

Total Return	(0.79	)%(e)	2.00	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$77,023		$5,915
Ratio to average net assets:
Gross expenses (c)	1.24	%(d)	2.18	%(d)
Net expenses	1.04	%(d)	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	1.14	%(d)	0.94	%(d)
Portfolio turnover rate	4	%(e)	89	%(e)

(a)	Since December 28, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Period Ended May 31, 2019		For the Period Ended November 30, 2018 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$50.98		$50.00
Income From Investment Operations:
Net investment income (b)	0.23		0.31	(d)
Net gain (loss) from investments (both realized and unrealized)	(0.69)		0.67	(d)
Total from investment operations	(0.46)		0.98

Less Distributions:
From net investment income	(0.10)		—
From net realized gains	(0.11)		—
Total Distributions	(0.21)		—

Net Asset Value, End of Period	$50.31		$50.98

Total Return	(0.88	)%(f)	0.77	%(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,381		$9,173
Ratio to average net assets:
Gross expenses (c)	1.44	%(e)	1.88	%(e)
Net expenses	1.19	%(e)	0.94	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.92	%(e)	1.26	%(e)
Portfolio turnover rate	4	%(f)	89	%(f)

(a)	Since February 2, 2018 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Funds Notes to Financial Statements (Unaudited) May 31, 2019

1. ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, and Horizon Defined Risk Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, open-end management investment companies. The Horizon Active Dividend Fund is registered under the 1940 Act as a non-diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk® Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 28, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$478,864,655	$—	$—	$478,864,655
Common Stocks	25,742,481	—	—	25,742,481
Purchased Call Options	—	1,041,500	—	1,041,500
Purchased Put Options	1,716,500	1,101,520	—	2,818,020
Short-Term Investments	428,525	—	—	428,525
Investments Purchased With Proceeds From Securities Lending	70,882,042	—	—	70,882,042
Total	$577,634,203	$2,143,020	$—	$579,777,223

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$142,500	$336,000	$—	$478,500
Written Put Options	985,500	830,000	—	1,815,500
Total	$1,128,000	$1,166,000	$—	$2,294,000

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$727,955,085	$—	$—	$727,955,085
Common Stocks	118,159,360	—	—	118,159,360
Purchased Call Options	2,000	1,222,500	—	1,224,500
Purchased Put Options	1,464,950	3,770,000	—	5,234,950
Short-Term Investments	8,882,421	—	—	8,882,421
Investments Purchased With Proceeds From Securities Lending	68,335,862	—	—	68,335,862
Total	$924,799,678	$4,992,500	$—	$929,792,178

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$181,500	$312,000	$—	$493,500
Written Put Options	231,000	695,500	—	926,500
Total	$412,500	$1,007,500	$—	$1,420,000

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$268,328,685	$—	$—	$268,328,685
Purchased Call Options	—	10,000	—	10,000
Purchased Put Options	—	281,000	—	281,000
U.S. Treasury Bills	—	99,981	—	99,981
Short-Term Investments	2,882,265	—	—	2,882,265
Investments Purchased With Proceeds From Securities Lending	57,530,682	—	—	57,530,682
Total	$328,741,632	$390,981	$—	$329,132,613

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$188,000	$—	$188,000
Written Put Options	—	112,000	—	112,000
Total	$—	$300,000	$—	$300,000

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$102,082,249	$—	$—	$102,082,249
Preferred Stocks	211,032	—	—	211,032
Purchased Put Options	—	256,275	—	256,275
Short-Term Investments	12,725,525	—	—	12,725,525
Investments Purchased With Proceeds From Securities Lending	68,000	—	—	68,000
Total	$115,086,806	$256,275	$—	$115,343,081

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$—	$81,450	$—	$81,450
Total	$—	$81,450	$—	$81,450

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$85,558,807	$—	$—	$85,558,807
Purchased Call Options	—	9,187	—	9,187
Purchased Put Options	—	4,233,563	—	4,233,563
Short-Term Investments	1,950,871	—	—	1,950,871
Investments Purchased With Proceeds From Securities Lending	24,336	—	—	24,336
Total	$87,534,014	$4,242,750	$—	$91,776,764

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$37,500	$—	$37,500
Written Put Options	—	2,680,500	—	2,680,500
Total	$—	$2,718,000	$—	$2,718,000

*	Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the six months ended May 31, 2019, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund	Horizon Active Dividend Fund	Horizon Defined Risk Fund
Purchased Options	$2,629,027	$3,718,219	$174,101	$84,295	$1,290,549
Written Options	$1,134,063	$817,313	$152,406	$29,101	$1,523,001

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2019:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Income Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Dividend Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$3,859,520
Written Options	$2,294,000

Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$6,459,450
Written Options	$1,420,000

Active Income Fund
Derivatives Investment Value
Purchased Options	$291,000
Written Options	$300,000

Active Dividend Fund
Derivatives Investment Value
Purchased Options	$256,275
Written Options	$81,450

Defined Risk Fund
Derivatives Investment Value
Purchased Options	$4,242,750
Written Options	$2,718,000

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended May 31, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Active Asset Allocation Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(7,053,833)
Written Options	(2,088,782)
$(9,142,615)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(2,893,505)
Written Options	471,925
$(2,421,580)

Active Risk Assist® Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(1,195,241)
Written Options	(2,760,535)
$(3,955,776)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(406,061)
Written Options	137,976
$(268,085)

Active Income Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(729,703)
Written Options	(606,143)
$(1,335,846)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(271,537)
Written Options	(6,815)
$(278,352)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Active Dividend Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(201,031)
Written Options	80,772
$(120,259)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$141,666
Written Options	(26,605)
$115,061

Defined Risk Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(2,267,778)
Written Options	(2,516,804)
$(4,784,582)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$1,851,167
Written Options	(1,350,587)
$500,580

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of May 31, 2019.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$2,294,000	(1)	$—	$2,294,000	$—	$(2,294,000	)(2)	$—
Total	$2,294,000		$—	$2,294,000	$—	$(2,294,000)		$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$1,420,000	(1)	$—	$1,420,000	$—	$(1,420,000	)(2)	$—
Total	$1,420,000		$—	$1,420,000	$—	$(1,420,000)		$—

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$300,000	(1)	$—	$300,000	$—	$(300,000	)(2)	$—
Total	$300,000		$—	$300,000	$—	$(300,000)		$—

Horizon Active Dividend Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$81,450	(1)	$—	$81,450	$—	$(81,450	)(2)	$—
Total	$81,450		$—	$81,450	$—	$(81,450)		$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$2,718,000	(1)	$—	$2,718,000	$—	$(2,718,000	)(2)	$—
Total	$2,718,000		$—	$2,718,000	$—	$(2,718,000)		$—

(1)	Written options at value as presented in the Portfolios of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ 2018 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and the Horizon Defined Risk Fund and quarterly for the Horizon Active Income Fund and Horizon Active Dividend Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Shareholder Services Plan – The Board has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund is 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund and the Horizon Defined Risk Fund, pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the applicable classes. Effective as of July 1, 2017, the Board of Trustees authorized a temporary voluntary waiver of a portion of the distribution fee for Investor Class shares of the Active Dividend Fund and Defined Risk Fund, reducing it to 0.10% of the average net assets attributable to Investor Class shares of these Funds, and this waiver is currently in place through March 31, 2020. During the six months ended May 31, 2019 the distribution fees accrued for the Investor Class shares of both the Horizon Active Dividend Fund and the Horizon Defined Risk Fund and Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively. During the six months ended May 31, 2019, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, and the Horizon Defined Risk Fund Advisor Class shares incurred $16,462, $954, $2,907, $20,523, and $15,596 respectively, pursuant to the plan. During the six months ended May 31, 2019, the Horizon Active Dividend Fund and the Horizon Defined Risk Fund Investor Class shares incurred $28,122 and $2,502 respectively, pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund and Institutional Class shares of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

of the Horizon Active Dividend Fund and 0.80% of the average daily net assets of the Horizon Defined Risk Fund. Effective January 23, 2018, the Advisory fee rate decreased from 1.10% to 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund and the Horizon Active Risk Assist Fund.

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed, until March 31, 2020, for each Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor		Advisor		Institutional
Horizon Active Asset Allocation Fund	1.17	%(a)	1.17	%(b)	1.17%
Horizon Active Risk Assist® Fund	1.17	%(a)	1.17	%(b)	1.17%
Horizon Active Income Fund	0.99	%(c)	0.99	%(d)	0.99%
Horizon Active Dividend Fund	0.99%		0.99%		0.99%
Horizon Defined Risk Fund	0.94%		0.94%		0.94%

(a)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17% and now excludes 0.10% of Shareholder Servicing Fees.

(b)	Effective March 30, 2018, the Operating Expense Limit Agreement for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1).

(c)	Effective March 30, 2018 the Operating Expense Limit Agreement for the Investor Class decreased from 1.09% to 0.99% and now excludes 0.10% of Shareholder Servicing Fees.

(d)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 0.99% and now excludes 0.25% of Distribution Fees (12b-1).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by that Fund. If the Funds’ Operating Expenses subsequently exceed the figures in the above table, the reimbursements shall be suspended. Any fees waived on expenses reimbursed are subject to possible recoupment by the Adviser within 36 months after such fees have been waived on expenses reimbursed; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Funds and their shareholders.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated. The fee waivers and expense reimbursements incurred by the Predecessor funds are subject to recapture. During the six months ended May 31, 2019, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and the Horizon Defined Risk Fund $181,017, $406,527, $0, $7,993 and $0, respectively.

Fund	2019	2020	2021	2022	Total
Horizon Active Asset Allocation Fund	$172,411	$470,902	$66,540	$—	$709,853
Horizon Active Risk Assist® Fund	—	290,006	86,367	—	376,373
Horizon Active Income Fund	—	—	—	—	—
Horizon Active Dividend Fund	—	55,972	68,437	7,714	132,123
Horizon Defined Risk Fund	—	—	87,874	73,809	161,684

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $26,000 for each fiscal year plus $6,000 for attendance at an in-person board meeting or $1,000 for attendance by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2019, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$789,595,276	$782,397,944
Horizon Active Risk Assist® Fund	1,729,687,060	1,533,342,837
Horizon Active Income Fund	242,953,264	261,764,131
Horizon Active Dividend Fund	221,603,498	165,841,655
Horizon Defined Risk Fund	67,012,746	2,599,849

5. SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The Funds are entitled to utilize Securities Lending Income to offset costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. In the six months ended May 31, 2019, these expenses included Administrative & Accounting Service Fees, Transfer Agent Fees, and Custodian Fees. As the Securities Lending Expense offset for the Horizon Active Income Fund exceeded charges incurred with the Custodian and its affiliates during the year, these expenses also included Legal Fees, Registration Fees, Printing and Postage Expenses, and Trustees’ Fees and

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

Expenses, as allowed under the Amendment. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Securities lending income is disclosed on the Statements of Operations as securities lending income (for the period before the Board approved the Amendment) and as a securities lending expense offset thereafter. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the six months ended May 31, 2019, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of the six months ended May 31, 2019, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$68,440,625	$70,882,042
Horizon Active Risk Assist® Fund	65,846,719	68,335,862
Horizon Active Income Fund	56,679,985	57,530,682
Horizon Active Dividend Fund	65,760	68,000
Horizon Defined Risk Fund	24,030	24,336

*

The cash collateral received was invested in the First American Government Obligations Fund, a money market fund subject to Rule 2a-7 under the 1940 Act with an overnight and continuous maturity, as shown on the Portfolios of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

6. LINE OF CREDIT ARRANGEMENT

Effective March 1, 2019, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 29, 2020, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $50,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 5.50% as of May 31, 2019, if they borrow. For the six months ended May 31, 2019, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income had average borrowings of $9,444,667, $1,212,333, and $843,000 and the weighted average interest rate on the line of credit borrowings was 5.42%, 5.50%, and 5.50%, respectively. Between December 7, 2019 and December 9, 2019, the Horizon Active Asset Allocation Fund had borrowings of $24,204,000, on April 9, 2019 the Horizon Active Risk Assist Fund had borrowings of $1,486,000, and on January 2, 2019 the Horizon Active Income Fund had borrowings of $1,183,000, which represent the largest borrowing

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

amounts, respectively, during the six months ended May 31, 2019. For the Horizon Active Dividend Fund and Horizon Defined Risk Fund, there were no borrowings on the line of credit during the six months ended May 31, 2019. None of the Funds had outstanding borrowings on the line of credit as of May 31, 2019.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2018 and November 30, 2017 was as follows::

	For the year ended November 30, 2018
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$45,761,474	$1,396,890	$—	$47,158,364
Horizon Active Risk Assist® Fund	19,595,394	—	—	19,595,394
Horizon Active Income Fund	6,783,036	—	—	6,783,036
Horizon Active Dividend Fund	992,997	—	—	992,997
Horizon Defined Risk Fund	—	—	—	—

	For the year ended November 30, 2017
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$3,288,702	$—	$—	$3,288,702
Horizon Active Risk Assist® Fund	2,745,980	—	—	2,745,980
Horizon Active Income Fund	4,876,613	—	—	4,876,613
Horizon Active Dividend Fund	713	—	—	713

On December 24, 2018, the Funds paid the following income distributions:

Fund	Investor Class	Advisor Class	Institutional Class
Horizon Active Asset Allocation Fund	$0.08393966	$0.07034898	$0.09561637
Horizon Active Risk Assist® Fund	0.12440995	0.08679826	0.14083785
Horizon Active Income Fund	0.14775681	0.13793278	0.15598592
Horizon Active Dividend Fund	0.18563359	0.15545470	—
Horizon Defined Risk Fund	0.16937597	0.09978438	—

On December 24, 2018, the Funds paid the following capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$0.59703	$0.12159
Horizon Active Risk Assist® Fund	0.57838	0.05981
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	2.05126	—
Horizon Defined Risk Fund	0.09162	—

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2018, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$527,431,749	$5,582,284	$(16,106,811)	$(10,524,527)
Horizon Active Risk Assist® Fund	745,168,117	8,184,771	(23,302,744)	(15,117,973)
Horizon Active Income Fund	298,330,361	532,538	(5,618,343)	(5,085,805)
Horizon Active Dividend Fund	52,054,742	1,045,717	(2,363,754)	(1,318,037)
Horizon Defined Risk Fund	15,302,080	1,003,799	(959,267)	44,532

As of November 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$22,998,025	$4,610,598	$—	$(208,276)	$—	$(10,524,527)	$16,875,820
Horizon Active Risk Assist® Fund	20,740,673	2,026,444	—	(291,580)	—	(15,117,973)	7,357,564
Horizon Active Income Fund	2,429,934	—	—	(19,032,314)	—	(5,085,805)	(21,688,185)
Horizon Active Dividend Fund	2,323,480	—	—	—	—	(1,318,037)	1,005,443
Horizon Defined Risk Fund	121,434	9,611	—	—	—	44,532	175,577

The difference between book and tax basis, unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is attributable to mark to market and/or the tax deferral of losses on various investments.

At November 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—
Horizon Active Income Fund	15,597,640	3,074,674	19,032,314
Horizon Active Dividend Fund	—	—	—
Horizon Defined Risk Fund	—	—	—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

The Funds did not utilize any capital loss carryforwards during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2018, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid in Capital
Horizon Active Asset Allocation Fund	$(6,869,252)	$6,869,252
Horizon Active Risk Assist® Fund	(4,344,548)	4,344,548
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	(371,782)	371,782
Horizon Defined Risk Fund	(7,027)	7,027

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2019, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. There were no individual shareholders of record who owned more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

9. INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Active Asset Allocation Fund, as defined by the 1940 Act, may include any company in which the Fund owns fice percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the six months ended May 31, 2019 are as follows:

Security Name	Value At November 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2019	Shares Balance May 31, 2019
Janus Henderson Small/Mid Cap Growth Alpha ETF*	$—	$5,264,791	$—	$(144,089)	$—	$—	$5,120,702	123,153

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2019

An affiliated person of the Horizon Active Risk Assist® Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the six months ended May 31, 2019 are as follows:

Security Name	Value At November 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2019	Shares Balance May 31, 2019
iShares Emerging Markets Dividend ETF	$27,069,355	$17,138,178	$(44,253,097)	$(119,944)	$165,508	$287,747	$—	—
X-Trackers Russell 1000 Comprehensive Factor ETF*	—	37,891,532	(4,628,302)	78,790	162,879	73,720	33,504,900	1,051,629
X-Trackers Russell 1000 US QARP ETF*	8,090,470	22,289,118	(7,293,328)	79,960	(962,147)	106,596	22,204,073	876,246
	$35,159,825	$77,318,828	$(56,174,727)	$38,806	$(633,760)	$468,063	$55,708,973	1,927,875

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns fice percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the six months ended May 31, 2019 are as follows:

Security Name	Value At November 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2019	Shares Balance May 31, 2019
Janus Henderson Mortgage-Backed Securities ETF*	$—	$7,026,340	$—	$139,389	$—	$53,130	$7,165,729	138,696
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund*	—	50,233,157	—	1,357,164	—	430,891	51,590,321	1,022,603
X-Trackers Short Duration High Yield Bond ETF*	7,034,162	—	—	30,029	—	209,703	7,064,191	145,279
	$7,034,162	$57,259,497	$—	$1,526,582	$—	$693,724	$65,820,241	1,306,578

*	Affiliate as of May 31, 2019.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Horizon Funds Disclosure of Fund Expenses (Unaudited) May 31, 2019

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period*	Ending Account Value 5/31/2019	Expenses Paid During Period
Horizon Active Asset Allocation - Investor Class	1.24%	$ 1,000.00	$ 970.20	$ 6.07	$ 1,018.77	$ 6.22
Horizon Active Asset Allocation - Advisor Class	1.43%	$ 1,000.00	$ 969.60	$ 7.02	$ 1,017.80	$ 7.19
Horizon Active Asset Allocation - Institutional Class	1.18%	$ 1,000.00	$ 970.60	$ 5.80	$ 1,019.05	$ 5.94
Horizon Active Risk Assist® - Investor Class	1.24%	$ 1,000.00	$ 945.60	$ 6.01	$ 1,018.75	$ 6.24
Horizon Active Risk Assist® - Advisor Class	1.42%	$ 1,000.00	$ 944.70	$ 6.88	$ 1,017.85	$ 7.14
Horizon Active Risk Assist® - Institutional Class	1.06%	$ 1,000.00	$ 946.50	$ 5.14	$ 1,019.65	$ 5.34
Horizon Active Income - Investor Class	0.85%	$ 1,000.00	$ 1,040.90	$ 4.33	$ 1,020.69	$ 4.28
Horizon Active Income - Advisor Class	1.02%	$ 1,000.00	$ 1,038.90	$ 5.18	$ 1,019.85	$ 5.14
Horizon Active Income - Institutional Class	0.77%	$ 1,000.00	$ 1,040.00	$ 3.92	$ 1,021.09	$ 3.88
Horizon Active Dividend - Investor Class	1.09%	$ 1,000.00	$ 955.00	$ 5.31	$ 1,019.50	$ 5.49
Horizon Active Dividend - Advisor Class	1.24%	$ 1,000.00	$ 954.30	$ 6.04	$ 1,018.75	$ 6.24
Horizon Defined Risk - Investor Class	1.04%	$ 1,000.00	$ 992.10	$ 5.17	$ 1,019.75	$ 5.24
Horizon Defined Risk - Advisor Class	1.19%	$ 1,000.00	$ 991.20	$ 5.91	$ 1,019.00	$ 5.99

*

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds Approval of the Management Agreements (Unaudited) May 31, 2019

At an in-person meeting held on July 24, 2018, at which all of the Trustees were present, the Board of Trustees (the “Board”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), voting separately, reviewed and approved the continuance of each Investment Advisory Agreement (each, an “Advisory Agreement”, and together the “Advisory Agreements”) between the Trust and the Adviser for each of the Horizon Active Allocation Fund, the Horizon Active Risk Assist Fund, the Horizon Active Income Fund the Horizon Active Dividend Fund and the Horizon Defined Risk Fund (each a “Fund” and together the “Funds”). In the course of their deliberations, the Board was advised by independent legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the approval of the Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed a memorandum, provided by independent legal counsel, which summarized the Board’s fiduciary duties and responsibilities in reviewing and approving the Advisory Agreements and other matters to be considered by the Board at the Meeting and the types of information that should be reviewed by them and their responsibilities in making an informed decision regarding the approval of the Advisory Agreements. The Board also reviewed and analyzed various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser to each Fund; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iii) the investment performance of each Funds and the Adviser, (iv) the extent to which economies of scale will be realized as each Fund grows; and (iv) whether the fee levels reflect these economies of scale to the benefit of each Fund’s shareholders, including the following:

●

Nature, extent and quality of the services to be provided by the Adviser to the Funds. In this regard, the Board considered information regarding the services to be provided to the Funds, the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force, the Adviser’s assets under management and relationships with other registered investment advisers for distribution purposes. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition.

●

The Investment Performance of the Funds and the Adviser. In this regard, the Board considered each Fund’s past performance, including comparisons to peer funds. The Board also considered each Fund’s portfolio turnover, use of soft dollars and best execution policies. The Board also considered the performance of other accounts managed by the Adviser.

●

Costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the management fees proposed to be charged to each Fund, and each Fund’s total expense ratios, each as compared to each Fund’s peer group, and took into account the differences in managing the Funds compared to other products that the Adviser offers, as well as the fees charged by Horizon to its separately managed accounts. The Board considered the terms and conditions of each Advisory Agreement, including the management fee and the services to be provided by the Adviser thereunder. The Board also considered the indirect benefits that the Adviser receives through soft dollars, cross sales of other products the Adviser sells and third-party marketing materials.

●

The extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders. In this regard, the Board considered that the Adviser was still waiving a portion of its advisory fees under the Expense Limitation Agreements with each Fund and considered how these waivers supported the Funds, noting that the Adviser expected to receive its full fees from all of the Funds as the Funds continue to grow. The Board considered the terms of the expense limitation agreement for each Fund, and the fact that the Adviser had agreed to continue the expense limitation agreements through at least December 31, 2019, and noted that the expense waivers and reimbursements were

Horizon Funds Approval of the Management Agreements (Unaudited) (Continued) May 31, 2019

subject to recoupment during a three-year look-back window. The Board also considered that the Adviser agreed to consider implementing breakpoints in its management fee after such time as the Fund’s grow to a size that the Adviser is receiving its full fee.

After full consideration of the above factors as well as other factors, the Board unanimously approved the continuance and renewal of each Advisory Agreement.

At an in-person meeting held on April 23, 2019, at which all of the Trustees were present, the Board, including Independent Trustees, voting separately, reviewed and approved the initial Investment Advisory Agreements (the “New Advisory Agreements”) with the Adviser for the Horizon Multi-Asset Income Fund, Horizon U.S. Risk Assist Fund, and the Horizon Sustainable Risk Assist Fund (each a “New Fund” and together the “New Funds”). In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the approval of the New Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed a memorandum, provided by Fund counsel, which summarized the Board’s fiduciary duties and responsibilities in reviewing and approving the New Advisory Agreements and other matters to be considered by the Board at the Meeting and the types of information that should be reviewed by them and their responsibilities in making an informed decision regarding the approval of the New Advisory Agreements. The Board also reviewed and analyzed various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser to the New Fund; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the New Fund; (iii) the extent to which economies of scale will be realized as the New Fund grows; and (iv) whether the fee levels reflect these economies of scale to the benefit of shareholders, including the following:

●

Nature, extent and quality of the services to be provided by the Adviser to the Fund. The Board considered information regarding the services to be provided to the New Funds, the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force, the Adviser’s assets under management and relationships with other registered investment advisers for distribution purposes. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition. The Board also considered the capabilities of Horizon to operate each of the New Funds, Horizon’s commitment to the New Funds, Horizon’s staffing, trading and compliance systems, and its capabilities with respect to service provider oversight. The Board also considered the performance of other accounts managed by the Adviser.

●

Costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund. The Board considered the management fees proposed to be charged to each New Fund, and each New Fund’s total expense ratios, each as compared to each New Fund’s peer group, and took into account the differences in managing the New Funds compared to other products that the Adviser offers, as well as the fees charged by Horizon to its separately managed accounts. The Board considered the terms and conditions of the New Advisory Agreements, including the management fee and the services to be provided by the Adviser thereunder. The Board also considered the indirect benefits that the Adviser receives through soft dollars, cross sales of other products the Adviser sells and third-party marketing materials. The Board also considered the regulatory regime and additional oversight under which the New Funds’ will operate, as well as operational differences between the New Funds and Horizon’s other clients, and considered that Horizon would effect trading and execution for the New Funds, unlike model portfolio clients, and that such other accounts do not trade options, have little opportunity for price improvement, and do not get benefit of trustee oversight.

Horizon Funds Approval of the Management Agreements (Unaudited) (Continued) May 31, 2019

●

The extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Board considered the details of the proposed expense limitation agreement for each New Fund, the fact that the Adviser had agreed to continue the expense limitation agreements through at least March 31, 2022, and noted that the expense waivers and reimbursements were subject to recoupment during a 36 month look-back window. The Board also considered that the Adviser agreed to consider implementing breakpoints in its management fee after such time as the New Fund’s grow to a size that the Adviser is receiving its full fee.

After full consideration of the above factors as well as other factors, the Board unanimously concluded that the terms of each proposed New Advisory Agreement between each of the New Funds and the Adviser was fair and reasonable and approved the New Advisory Agreements.

Horizon Funds Additional Information (Unaudited) May 31, 2019

Independent Trustees
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	5	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	5	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (2011-2019), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	5	Trustee, Barings Funds Trust (8 portfolios); Trustee, Barings Global Short Duration High Yield Fund (1 portfolio). Trustee, Barings BDC, Inc.

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

Horizon Funds ADDITIONAL INFORMATION (Unaudited) (Continued) May 31, 2019

Interested Trustees and Officers
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee Indefinite Term of Office (since 2015) and President; One Year Term of Office (since 2015)	President and CEO of Horizon Investments, LLC	5	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, September 2008- November 2014	Not Applicable	Not Applicable
Steve Terry*** Year of Birth: 1980	Treasurer; One Year Term of Office (since October 2018)	Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal Intersection Partners, 2011-2015.	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). Form N-Q or Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

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Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	8/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	8/1/19

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Treasurer and Principal Financial Officer

Date:	8/1/19

*	Print the name and title of each signing officer under his or her signature.

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